FELLOW  SHAREHOLDERS:                                           DECEMBER 3, 1997
A  YEAR-TO-DATE  REVIEW


While the fiscal year ended October 31, 1997 resulted in strong performance returns for all of the major stock market indices, the road was not a smooth one. Thus far, the calendar year can be divided into two parts. The first part took place from January all the way through the 27th of October. This period was generally very positive for the market, but was punctuated by several sharp downward corrections (e.g., March--April and August--September). The main focus of investors during this period was the same as it had been since March of 1996--whether or not the Fed would raise rates. Against this background, it is important to understand that most economists have consistently misunderstood the nature of the market and the economy. While it is true that the economy was strong for the first three quarters of 1997, dropping the unemployment rate to a twenty-four year low of 4.7%, there was no resulting increase in inflation as most observers had been expecting. In fact, inflation dropped throughout the year until it finally attained a level which is the lowest in thirty-two years. The broadest measure of this low inflation is the implicit price deflator, which fell to a 1.4% annual rate in the third quarter. This occurred despite a 4.9% increase in GDP in the first quarter, a 3.3% increase in the second quarter and a 3.3% (revised) increase in the third quarter.

Because of the concern about a possible build-up in inflationary pressures, investors and economists have been primarily concerned with the level of economic activity. As recently as October 8th, for example, the market was still focusing on excess strength in the economy. That day, comments from Alan Greenspan hit both the stock and bond markets hard. In his comments, Greenspan rebutted the developing theory that there was a new economic paradigm which allowed for rapid economic expansion without inflation due to improved productivity. On that day, just over two months ago, the long-bond traded at 6.37% in response to his comments. A week later, the PPI, which had been negative for six months, shot up .5% in September, further aggravating the situation.

As it had for eighteen months, Wall Street was nervously awaiting the Federal Open-Market Committee meeting in November and many expected a rate increase. Then, on October 27th, the market underwent a gigantic change with the Dow falling 554 points to 7161, the largest point drop in the history of the market. This drop was occasioned by a collapse of the Hong Kong market which in turn had been precipitated by weaknesses in currency markets of other Asian countries. By November 19th, the stock market had recovered most of its loss and closed at 7725, higher than its close of October 24th, the Friday before the big slide. Recently the Dow re-penetrated 8000. It is fair to say, however, that most of the rebound has been denominated by blue-chip stocks and utilities, which has caused the S&P 500 to outdistance other market indices as well as growth stocks in general. The fabric of the market is now very different than it was prior to the events of late October. The differences are as follows:

1. It seems fairly obvious that the Federal Reserve will not raise rates. It declined to do so in November, and most probably will refrain from doing so in the near future. This is because turmoil in the currency markets, especially in Asia, has taken center stage. Consequently, raising rates would exacerbate the trade imbalance by leading to a stronger dollar and further hurt weak Asian countries.

2. There is a rapidly emerging viewpoint that the problem with the economy is not potential inflation, but potential deflation. This is a result of pressures brought to bear on the American economy by the stronger dollar, as well as weakness in Asian economies forcing them into competitive exporting.

    The other side of the coin is, of course, that our own exports will doubtlessly suffer. To put things in perspective, exports from the United States account for 11% of our GDP, with 2% aimed at the affected countries of Japan, Korea, Malaysia, Thailand, Philippines and Indonesia. Presumably, our exports to these countries could fall as much as 20% which would mean a reduction in GDP of 1/2 of 1%. Obviously, this is a very crude number, but it gives an indication of the effect.

3. The debt market has reacted to the turmoil in Asia, creating an offsetting impulse in the market. The long-bond has now fallen to a yield of 6.01%, down from 6.91% six months ago. This has caused a considerable flattening of the yield curve. Ninety-day T-bills are actually higher than they were six months ago and are trading at 5.24%, or only 77 basis points lower than the long-bond. This flattening of the yield curve suggests that three things can happen:

    1) The price on the long-bond will drop to reassert a more normal relationship.

    2)  The Fed will lower interest rates to avert an economic slowdown.

    3) The economy will probably slow, causing the entire structure of the yield curve to fall, ultimately leading the Fed to lower interest rates, perhaps after the yield curve inverts.

        I believe that given the possibility of a slowing economy, number one is unlikely, number two is remote at present, and number three is quite likely, perhaps in 1998.

4. In terms of valuation, the increase in the bond market has made stocks much more attractive. Presently, the earnings yield on the S&P 500 is 80% of the yield on the long-bond, which is higher than the fifteen year average. On our short-term model, the Dow is fully valued but not over valued. On balance, I would say valuation looks good. One possibility is that p/e ratios will get to 20 times 1998 EPS next year, driven by low inflation and low interest rates. As our bottom-up forecast of Dow earnings is $486 per share, this suggests a Dow of 9720. Let's all hope! Furthermore, while growth stocks have rallied somewhat this year, at 1.4 times the market multiple they are still at historically low p/e levels. This is a function of the significant drop in interest rates. Since quality growth stocks have typically traded at 1.5 to 2 times the market multiple, we believe that there is considerable room for further multiple expansion in the months ahead.

PORTFOLIO MATTERS
ALGER SMALL CAPITALIZATION PORTFOLIO

The Portfolio's total return for the year was 12.85% versus a return of 21.17% for the Russell 2000 Growth Index. The Portfolio's return was unfavorable relative to the comparative index, due in large part to its relative underweighting throughout the year in a few select industries, including financial services and retail. While financial and retail companies did not, in our opinion, offer the most exciting growth opportunities in 1997, stocks in these industries, particularly those with predominantly U.S. exposure, held up very well during what has been an extremely turbulent small cap market. Additionally, while our comparative index includes growth stocks, the growth stocks which we typically hold in the Portfolio tend to be faster growing and, as a result, are more volatile during periods of economic uncertainty. For most of 1997, investors have been primarily concerned that the economy was growing too quickly, unemployment levels were too low, and inflation was just around the corner. It was presumed that these concerns would lead to a series of increases in Federal Reserve driven rates. In general, when the market is apprehensive about the economic future, it is not willing to pay high p/e multiples for small cap growth stocks. As a consequence, very fast growing small cap companies experienced a severe multiple compression. This is evidenced in the Small Capitalization Portfolio which, at October 31, had a p/e multiple of only 26.2 despite a 1 year estimated EPS growth rate of 42%. The result is that we are entering fiscal year 1998 with a Portfolio comprising very attractive valuations relative to the broad market.

ALGER GROWTH PORTFOLIO

For the year ended October 31, 1997, the Alger Growth Portfolio's total return was 24.94% compared to 32.11% for the S&P 500. As stated previously, for most of 1997 the worries impacting both the bond and stock markets have been that the economy was growing too quickly, unemployment levels were too low, and inflation was just around the corner. While the level of economic activity in 1997 has been stronger than we anticipated, inflation continues to be moderate to non-existent. However, the economic uncertainty which prevailed throughout most of the year resulted in defensive positioning of investors. As a result, there was a "flight to quality" with investors favoring blue-chip type stocks with predictable earnings over traditional growth stocks with more explosive earnings potential. Stocks of companies which are expected to increase their earnings at a faster rate, which are the types of stocks in which this Portfolio typically invests, did not fare as well.

ALGER MIDCAP GROWTH PORTFOLIO

For the year ended October 31, 1997, the Alger MidCap Growth Portfolio's total return was 21.37% compared to 32.67% for the S&P MidCap 400 Index. Many of the same factors which affected the Small Capitalization and Growth Portfolios were in evidence for the MidCap Growth Portfolio. Most notable, in addition to the general underperformance of the growth style relative to the major averages, was the Portfolio's relative underweighting in the financial service and retail industries. While the relative performance was disappointing, the Portfolio is currently well diversified and boasts very attractive valuations relative to the market based on 1998 estimates.

ALGER BALANCED PORTFOLIO

The Alger Balanced Portfolio's total return for the twelve-month period ended October 31, 1997, was 19.25%, comparing unfavorably to the S&P 500 which returned 32.11% but favorably to the Lehman Brothers Gov't/Corp. Bond Index which returned 8.80%. Throughout the year, the Portfolio maintained a ratio of approximately 55-65% common stocks and 35-45% debt securities. The total return suffered as a result of the lackluster performance, for reasons discussed previously, in the more aggressive equity portion of the portfolio.

ALGER CAPITAL APPRECIATION PORTFOLIO

For the year ended October 31, 1997, the Alger Capital Appreciation Portfolio's total return was 21.00%, compared to 32.11% for the S&P 500. The shortfall relative the S&P 500 is mainly stylistic in nature. This Portfolio employs an
"allcap" (small, medium and large capitalizations) portfolio management strategy. Exposure to small cap growth stocks in the first half of the year negatively impacted the Portfolio's return relative to the larger averages, specifically the S&P 500. Additionally, as was the case with the other Portfolios, the past year proved difficult for traditional growth stocks in general. Given the possibility of a slowing economy and low inflation in the coming year, we expect that growth stocks, which are currently selling at low multiples, will do very well.

LOOKING AHEAD

How can we summarize? I believe that the problems in southeast Asia have a deflationary component and will result in some slowing of our economy over the next few years. On the other hand, I believe our economy seems to be in sufficiently good shape due to low unemployment levels and high productivity to withstand some slowing. I believe the fourth quarter will be slower than the third, with growth of possibly 2.5%. Evidence that the economy is starting to slow is beginning to appear. The most obvious data point is the National Association of Purchasing Managers Index released several days ago. It fell to
54.4 in November from 56 in October. While this is still positive, it is well below July's peak of 58.6. Auto sales have also been slow and retail sales are not that robust, dropping 1.8% in the first week of November. However, those who are predicting a dire slowdown may be sorely disappointed. The lower interest rates are spurring real estate activity, leading housing starts to an eight month high in October. Consumer confidence also remains strong despite the problems in Asia. This is hardly surprising since most Americans have a very localized view of the world and probably will not be concerned about Asia until they see some actual effects on their own economic conditions.

This, plus the low inflation should keep the Federal Reserve from raising rates for some time. Moreover, an overall pattern of lower interest rates could result by year-end. I believe there is a strong chance that the yield on the long-bond will fall below 6% by year-end. Because of the slowing economy, I believe earnings will increase next year, but modestly. P/E ratios, however, could reach very high levels because of the lack of inflation and lower interest rates. Thus, I am still bullish on stocks, especially domestic growth stocks.

                          Respectfully submitted,
                          /s/ David D. Alger
                          ------------------
                          David D. Alger
                          President

TABLE OF CONTENTS

Alger Growth Portfolio:
       Portfolio Highlights................................................... 5
       Schedule of Investments................................................ 6
       Financial Highlights................................................... 8
Alger Small Capitalization Portfolio:
       Portfolio Highlights................................................... 9
       Schedule of Investments................................................10
       Financial Highlights...................................................13
Alger Balanced Portfolio:
       Portfolio Highlights...................................................14
       Schedule of Investments................................................15
       Financial Highlights...................................................17
Alger MidCap Growth Portfolio:
       Portfolio Highlights...................................................18
       Schedule of Investments................................................19
       Financial Highlights...................................................21
Alger Capital Appreciation Portfolio:
       Portfolio Highlights...................................................22
       Schedule of Investments................................................23
       Financial Highlights...................................................25
Alger Money Market Portfolio:
       Schedule of Investments................................................26
       Financial Highlights...................................................28
Statements of Assets and Liabilities..........................................29
Statements of Operations .....................................................30
Statement of Cash Flows (Alger Capital Appreciation Portfolio)................31
Statements of Changes in Net Assets...........................................32
Notes to Financial Statements ................................................33
Report of Independent Public Accountants......................................39

--------------------------------------------------------------------------------
ALGER GROWTH PORTFOLIO PORTFOLIO HIGHLIGHTS THROUGH OCTOBER 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HYPOTHETICAL $10,000 INVESTMENT IN CLASS B SHARES - 10 YEARS ENDED 10/31/97
--------------------------------------------------------------------------------

[CHART]

[The following table represents a graph in the printed piece]

                Alger
                Growth       S&P 500

11/1/87         10000        10000
                10773        11479
10/31/89        13680        14511
                13134        13426
10/31/91        19148        17923
                20998        19711
10/31/93        27125        22655
                28230        23531
10/31/95        38895        29755
                42039        36924
10/31/97        52613        48783

ENDING VALUE
ALGER GROWTH B:
$52,613

ENDING VALUE
S&P 500 INDEX:
$48,782

The chart above illustrates the growth in value of a hypothetical $10,000 investment made in the Alger Growth Class B shares and the S&P 500 Index for the ten years ended October 31, 1997. Figures for both the Alger Growth Class B shares and the S&P 500 Index, an unmanaged index of common stocks, include reinvestment of dividends. Performance for the Alger Growth Class A and Class C shares will vary from the results shown above due to differences in expenses and sales charges those classes bear.

PERFORMANCE COMPARISON AS OF 10/31/97+

                                                    AVERAGE ANNUAL TOTAL RETURNS

                                      1          5        10          SINCE
                                    YEAR       YEARS     YEARS      INCEPTION
                                   ---------------------------------------------
CLASS A (INCEPTION 1/1/97)            *          *         *          17.34%
S&P 500 Index                         *          *         *          25.31%
--------------------------------------------------------------------------------
CLASS B (INCEPTION 11/11/86)        19.94%     19.93%    18.06%       16.01%
S&P 500 Index                       32.11%     19.87%    17.17%       16.08%
--------------------------------------------------------------------------------
CLASS C (INCEPTION 8/1/97)            *          *         *          (4.97)%
S&P 500 Index                         *          *         *          (3.76)%

THE PORTFOLIO'S AVERAGE ANNUAL TOTAL RETURNS INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL WILL FLUCTUATE AND THE PORTFOLIO'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

+ RETURNS REFLECT MAXIMUM INITIAL SALES CHARGES ON CLASS A SHARES AND APPLICABLE
  CONTINGENT DEFERRED SALES CHARGES ON CLASS B AND CLASS C SHARES.

THE ALGER FUND
ALGER GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1997

COMMON STOCKS--91.5%                                   SHARES          VALUE
                                                       ------          -----
AEROSPACE--4.0%
AMR Corp.*.....................................        78,200      $  9,105,452
Gulfstream Aerospace Corp.*....................        54,000         1,566,000
Sundstrand Corp................................        65,400         3,556,125
                                                                   ------------
                                                                     14,227,577
                                                                   ------------

APPAREL--.5%
Tommy Hilfiger Corporation*....................        41,500         1,641,865
                                                                   ------------

APPLIANCES & TOOLS--3.1%
Sunbeam Corp...................................       247,500        11,214,968
                                                                   ------------

BIO-TECHNOLOGY--.4%
BioChem Pharma Inc.*...........................        60,000         1,503,780
                                                                   ------------

BROADCASTING--2.6%
Westinghouse Electric Corp.....................       353,000         9,332,613
                                                                   ------------

CHEMICALS--.6%
Du Pont E.I. De Nemours & Co...................        36,800         2,093,000
                                                                   ------------

COMMUNICATIONS--2.9%
America Online Inc.*...........................        57,000         4,389,000
WorldCom Inc.*.................................       178,900         6,015,513
                                                                   ------------
                                                                     10,404,513
                                                                   ------------

COMMUNICATION
   EQUIPMENT--7.1%
Bay Networks Inc.*.............................       151,300         4,784,862
CIENA Corporation*.............................       109,200         6,006,000
Cisco Systems, Inc.*...........................       136,100        11,164,419
Tellabs, Inc.*.................................        65,400         3,531,600
                                                                   ------------
                                                                     25,486,881
                                                                   ------------

COMPUTER RELATED &
   BUSINESS EQUIPMENT--5.4%
Compaq Computer Corporation*...................       169,100        10,780,125
Electronics For Imaging Inc.*..................        73,700         3,445,475
International Business Machines Corp...........        53,100         5,207,145
                                                                   ------------
                                                                     19,432,745
                                                                   ------------

COMPUTER SOFTWARE--5.6%
HBO & Company..................................        94,500         4,110,750
Microsoft Corporation*.........................        55,000         7,150,000
Oracle Corp.*..................................       150,150         5,372,516
Parametric Technology Corporation*.............        77,200         3,406,450
                                                                   ------------
                                                                     20,039,716
                                                                   ------------

CONGLOMERATE--3.3%
General Electric Co............................        22,700         1,465,580
Tyco International Ltd.........................       269,294        10,165,849
                                                                   ------------
                                                                     11,631,429
                                                                   ------------

CONSUMER PRODUCTS--2.8%
CUC International Inc.*........................       226,400         6,678,800
Fortune Brands Inc.............................        52,000         1,719,276
Newell Co......................................        42,000         1,611,750
                                                                   ------------
                                                                     10,009,826
                                                                   ------------

ENERGY & ENERGY
   SERVICES--4.6%
Diamond Offshore Drilling Inc..................        94,000         5,851,500
Nabors Industries Inc.*........................        92,000         3,783,500
Schlumberger Ltd...............................        76,100         6,658,750
                                                                   ------------
                                                                     16,293,750
                                                                   ------------

FINANCIAL SERVICES--9.2%
Banc One Corp..................................        36,142         1,883,901
Bank of New York Inc...........................       100,000         4,706,300
Citicorp ......................................        23,800         2,976,499
First Union Corp...............................        53,600         2,629,777
Federal Home Loan
   Mortgage Corporation........................        94,100         3,564,038
Household International Inc....................        15,800         1,789,350
Money Store Inc. (The).........................       106,300         3,016,263
Morgan Stanley, Dean Witter,
   Discover & Co...............................       142,900         7,002,100
Paine Webber Group Inc.........................        43,300         1,913,340
Schwab (Charles)
   Corporation (The)...........................        95,100         3,245,287
                                                                   ------------
                                                                     32,726,855
                                                                   ------------

FOODS & BEVERAGES--.9%
PepsiCo., Inc..................................        88,600         3,261,632
                                                                   ------------

HEALTH CARE--1.9%
Bergen Brunswig Corp. Cl. A....................        20,500           821,292
Guidant Corp...................................        61,000         3,507,500
McKesson Corp..................................        22,500         2,414,543
                                                                   ------------
                                                                      6,743,335
                                                                   ------------

INSURANCE--1.7%
American International Group, Inc..............        60,550         6,179,915
                                                                   ------------

LEISURE &
   ENTERTAINMENT--3.4%
Carnival Corporation Cl. A.....................       157,000         7,614,500
International Game Technology..................       151,800         3,880,463
Mirage Resorts, Incorporated*..................        30,000           750,000
                                                                   ------------
                                                                     12,244,963
                                                                   ------------

MEDICAL SERVICES--2.3%
AmeriSource Health Corp Cl. A*.................        30,500         1,810,937
Cardinal Health, Inc...........................        62,000         4,603,500
PhyCor, Inc.*..................................        84,200         1,941,905
                                                                   ------------
                                                                      8,356,342
                                                                   ------------

                                                                             -7-
THE ALGER FUND
ALGER GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
October 31, 1997

COMMON STOCKS--(cont'd)                                SHARES          VALUE
                                                       ------          -----

OIL & GAS--2.6%
Global Marine Inc*.............................        90,000       $ 2,801,250
Halliburton Co.................................       108,400         6,463,350
                                                                   ------------
                                                                      9,264,600
                                                                   ------------

PHARMACEUTICALS--10.2%
Bristol Myers Squibb Co........................       103,000         9,038,250
Eli Lilly & Company............................        99,200         6,634,000
Merck & Co., Inc...............................        37,900         3,382,575
Pfizer Inc.....................................        40,200         2,844,150
Schering-Plough Corporation....................       148,400         8,319,749
Warner-Lambert Co..............................        44,500         6,371,866
                                                                   ------------
                                                                     36,590,590
                                                                   ------------

POLLUTION CONTROL--1.3%
USA Waste Services, Inc.*......................       122,900         4,547,300
                                                                   ------------

RETAILING--6.0%
General Nutrition Companies, Inc.*.............        60,100         1,893,150
Home Depot, Inc................................       179,050         9,959,656
Staples Inc.*..................................        54,500         1,430,625
Wal-Mart Stores Inc............................       232,800         8,177,100
                                                                   ------------
                                                                     21,460,531
                                                                   ------------

SEMICONDUCTORS--6.7%
Adaptec, Inc.*.................................        48,000         2,325,024
Altera Corporation*............................       164,000         7,277,500
Linear Technology Corporation..................       123,300         7,752,488
Maxim Integrated Products, Inc.*...............        51,500         3,411,875
Texas Instruments, Incorporated................        31,400         3,350,003
                                                                   ------------
                                                                     24,116,890
                                                                   ------------

SEMICONDUCTOR
   CAPITAL EQUIPMENT--.9%
Applied Materials Inc.*........................        51,500         1,718,813
Teradyne, Inc.*................................        35,600         1,332,793
                                                                   ------------
                                                                      3,051,606
                                                                   ------------

TOYS--.5%
Mattel Inc.....................................        45,700         1,776,587
                                                                   ------------

TRANSPORTATION--1.0%
Burlington Northern Santa Fe Co................        19,400         1,843,000
Textron Inc....................................        29,200         1,688,140
                                                                   ------------
                                                                      3,531,140
                                                                   ------------

Total Common Stocks
   (Cost $265,910,578).........................                     327,164,949
                                                                   ------------

SHORT-TERM CORPORATE                                PRINCIPAL
   NOTES--11.8%                                       AMOUNT
                                                    ---------
Bell Atlantic Network Funding Co.,
  5.60%, 11/14/97..............................   $ 6,650,000         6,636,552
Cooperative Association of
   Tractor Dealers Inc.,
  5.57%, 11/6/97...............................     2,800,000         2,797,834
Ford Motor Credit Company,
  5.60%, 11/13/97..............................     9,000,000         8,983,200
France Telecom.,
  5.51%, 11/5/97...............................       350,000           349,786
GTE Funding Inc.,
  5.56%, 11/6/97...............................     1,040,000         1,039,197
McDonald's Corp.,
  5.57%, 11/5/97...............................    10,000,000         9,993,811
Omnibus Funding Corp. (Series C),
  5.53%, 11/4/97(a)............................     3,550,000         3,548,364
Triple-A One Plus Funding Corp.,
  5.55%, 11/5/97(a)............................     2,000,000         1,998,767
USAA Capital Corporation,
  5.55%, 11/6/97...............................     6,700,000         6,694,835
                                                                   ------------
Total Short-Term Corporate Notes
   (Cost $42,042,346)..........................                      42,042,346
                                                                   ------------
Total Investments
   (Cost $307,952,924)(b)......................         103.3%      369,207,295
Liabilities in
   Excess of Other Assets .....................          (3.3)      (11,717,322)
                                                                   ------------
Net Assets.....................................         100.0%     $357,489,973
                                                        =====      ============

THE ALGER FUND
ALGER GROWTH PORTFOLIO
Financial Highlights
For a share outstanding throughout the period



                                      CLASS C    CLASS A
                                      (v)(vii)  (vi)(vii)                                 CLASS B(i)
                                   ------------ ----------      -------------------------------------------------------------------
                                   THREE MONTHS TEN MONTHS
                                       ENDED       ENDED                           YEAR ENDED OCTOBER 31,
                                    OCTOBER 31, OCTOBER 31,     -------------------------------------------------------------------
                                       1997        1997         1997        1996           1995           1994           1993
                                   ------------ ----------      ----        ----           ----           ----           ----
Net asset value, beginning of
   period .........................  $ 11.98    $   9.40     $   9.49    $   9.38       $   6.97       $   7.43        $  5.76
                                     -------    --------     --------    --------       --------       --------        -------
Net investment income (loss) ......     (.02)       (.02)        (.13)       (.08)(ii)      (.02)          (.07)(ii)      (.02)
Net realized and unrealized gain
  (loss) on investments ...........     (.46)       2.20         2.44         .78           2.59            .35           1.70
                                     -------    --------     --------    --------       --------       --------        -------
Total from investment operations ..     (.48)       2.18         2.31         .70           2.57            .28           1.68
Distributions from net
  realized gains ..................       --          --         (.30)       (.59)          (.16)          (.74)          (.01)
                                     -------    --------     --------    --------       --------       --------        -------
Net asset value, end of period ....  $ 11.50    $  11.58     $  11.50    $   9.49       $   9.38       $   6.97        $  7.43
                                     =======    ========     ========    ========       ========       ========        =======
Total Return (iii) ................   (4.0)%       23.2%        24.9%        8.1%          37.8%           4.1%          29.2%
                                     =======    ========     ========    ========       ========       ========        =======
Ratios and Supplemental Data:
  Net assets, end of period
     (000's omitted) ..............    $ 199    $ 52,307     $304,984    $266,207       $154,284       $ 76,390        $37,988
                                     =======    ========     ========    ========       ========       ========        =======
  Ratio of expenses to average
     net assets ...................    2.02%       1.30%        2.08%       2.08%(iv)      2.09%(iv)      2.20%(iv)      2.20%(iv)
                                     =======    ========     ========    ========       ========       ========        =======
  Ratio of net investment income
     (loss) to average net assets .  (1.43)%      (.39)%      (1.13)%      (.84)%        (1.03)%        (1.01)%        (1.16)%
                                     =======    ========     ========    ========       ========       ========        =======
  Portfolio Turnover Rate .........  128.26%     128.26%      128.26%      94.91%        118.16%        103.86%        108.54%
                                     =======    ========     ========    ========       ========       ========        =======
  Average Commission Rate Paid ....  $ .0699    $  .0699     $  .0699    $  .0715
                                     =======    ========     ========    ========


(i) Per share data has been adjusted to reflect the effect of a 3 for 1 stock split which occurred September 27, 1995.

(ii)   Amount was computed based on average shares outstanding during the year.

(iii)  Does not reflect the effect of any sales charges.

(iv) Reflects total expenses, including custody fees offset by earnings credits resulting from balances left on deposit. The expense ratios net of earnings credits would have been 2.07% for both years ended October 31, 1996 and 1995, respectively. Expense ratios for the years ended prior to October 31, 1995, have been reduced to reflect the effect of fees offset by earnings credits, if any.

(v)    Initially offered August 1, 1997.

(vi)   Initially offered January 1, 1997.

(vii)  Ratios have been annualized; total return has not been annualized.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
ALGER SMALL CAPITALIZATION PORTFOLIO
PORTFOLIO HIGHLIGHTS THROUGH OCTOBER 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HYPOTHETICAL $10,000 INVESTMENT IN CLASS B SHARES - 10 YEARS ENDED 10/31/97
--------------------------------------------------------------------------------

[CHART]

{The following table represents a graph in the printed piece]

                     Alger       Russell
                   Small Cap   2000 Growth

11/1/87              10000        10000
                     11933        12312
10/31/89             19700        14617
                     18305        10766
10/31/91             29972        17930
                     30999        17866
10/31/93             38993        22809
                     38585        22601
10/31/95             56393        27249
                     58181        30879
10/31/97             65655        37418

ENDING VALUE
ALGER SMALL
CAPITALIZATION B:
$65,655

ENDING VALUE
RUSSELL 2000
GROWTH INDEX:
$37,418

The chart above illustrates the growth in value of a hypothetical $10,000 investment made in the Alger Small Capitalization Class B shares and the Russell 2000 Growth Index for the ten years ended October 31, 1997. Figures for both the Alger Small Capitalization Class B shares and the Russell 2000 Growth Index, an unmanaged index of common stocks, include reinvestment of dividends. Performance for the Alger Small Capitalization Class A and Class C shares will vary from the results shown above due to differences in expenses and sales charges those classes bear.

PERFORMANCE COMPARISON AS OF 10/31/97+

                                                   AVERAGE ANNUAL TOTAL RETURNS
                                         1         5         10       SINCE
                                        YEAR     YEARS      YEARS   INCEPTION
                                       ----------------------------------------

CLASS A (INCEPTION 1/1/97)               *         *         *         7.04%
Russell 2000 Growth Index                *         *         *        15.64%
-------------------------------------------------------------------------------
CLASS B (INCEPTION 11/11/86)            8.11%    15.97%    20.71%     17.57%
Russell 2000 Growth Index              21.17%    15.93%    14.11%     10.96%
-------------------------------------------------------------------------------
CLASS C (INCEPTION 8/1/97)               *         *         *        (1.86)%
Russell 2000 Growth Index                *         *         *         4.55%

THE PORTFOLIO'S AVERAGE ANNUAL TOTAL RETURNS INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL WILL FLUCTUATE AND THE PORTFOLIO'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

+ RETURNS REFLECT MAXIMUM INITIAL SALES CHARGES ON CLASS A SHARES AND APPLICABLE
  CONTINGENT DEFERRED SALES CHARGES ON CLASS B AND CLASS C SHARES.

THE ALGER FUND
ALGER SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1997

COMMON STOCKS--92.0%                                   SHARES          VALUE
                                                       ------          -----
AEROSPACE--2.6%
Aviall Inc.* .................................        115,000       $ 1,538,125
BE Aerospace Inc.* ...........................        100,000         2,812,500
Continental Airlines Inc. Cl. B* .............         94,000         4,065,500
Thiokol Corporation ..........................         20,000         1,831,260
Wyman Gordon Co.* ............................        223,200         5,384,700
                                                                   ------------
                                                                     15,632,085
                                                                   ------------

ALUMINUM--.1%
Kaiser Aluminum Corp.* .......................         55,000           690,965
                                                                   ------------

APPAREL--4.9%
Brylane Inc.* ................................         67,000         2,910,346
Jones Apparel Group Inc.* ....................        162,300         8,257,013
Mens Wearhouse Inc.* .........................         58,100         2,251,375
St. John Knits Inc. ..........................        165,500         6,651,114
Tommy Hilfiger Corporation* ..................        149,300         5,906,756
Warnaco Group Inc. Cl. A .....................         88,000         2,486,000
Wolverine Worldwide Inc. .....................         50,000         1,100,000
                                                                   ------------
                                                                     29,562,604
                                                                   ------------

APPLIANCES & TOOLS--1.9%
Sunbeam Corp. ................................        257,800        11,681,691
                                                                   ------------

AUTOMOTIVE--.3%
Navistar International Corp.* ................         89,700         2,079,964
                                                                   ------------

AUTOMOTIVE EQUIPMENT
   & SERVICES--.4%
Avis Rent A Car Inc.* ........................         90,500         2,483,139
                                                                   ------------

BIO-TECHNOLOGY--3.2%
BioChem Pharma Inc.* .........................        162,600         4,075,244
DEKALB Genetics Corp. Cl. B ..................        121,800         4,369,575
Genset ADR* ..................................         94,400         1,793,600
INCYTE Pharmaceuticals, Inc.* ................         74,000         5,957,000
Interpore International Inc.* ................         60,000           562,500
MedImmune Inc.* ..............................         60,000         2,392,500
                                                                   ------------
                                                                     19,150,419
                                                                   ------------

BUILDING &
   CONSTRUCTION--.4%
Morrison Knudsen Corp.* ......................        220,000         2,585,000
                                                                   ------------

BUSINESS SERVICES--1.4%
Pierce Leahy Corp.* ..........................         97,500         2,730,000
United Stationers Inc.* ......................         65,000         2,632,500
WPP Group ADR ................................         70,000         3,228,750
                                                                   ------------
                                                                      8,591,250
                                                                   ------------

COMMUNICATIONS--3.2%
America Online Inc.* .........................         59,100         4,550,700
Cox Radio, Inc. Cl. A.* ......................         40,000         1,362,520
Emmis Broadcasting Corp. Cl. A.* .............         25,000         1,106,250
Jacor Communications Inc.* ...................        151,000         6,323,125
Outdoor Systems, Inc.* .......................        100,000         3,075,000
Universal Outdoor Holdings Inc.* .............         77,900         3,291,275
                                                                   ------------
                                                                     19,708,870
                                                                   ------------

COMMUNICATION
   EQUIPMENT--5.2%
Advanced Fibre
  Communications Inc.* .......................        254,800         7,405,252
Bay Networks Inc.* ...........................        280,400         8,867,650
CIENA Corporation* ...........................        164,400         9,042,000
Tellabs, Inc.* ...............................        120,800         6,523,200
                                                                   ------------
                                                                     31,838,102
                                                                   ------------

COMPUTER RELATED &
   BUSINESS EQUIPMENT--3.5%
Aavid Thermal
   Technologies Inc.* ........................         45,500         1,353,625
Electronics For Imaging Inc.* ................        330,000        15,427,500
Essex International Inc.* ....................        118,100         3,912,063
Pameco Corp. Cl. A.* .........................         12,200           207,400
                                                                   ------------
                                                                     20,900,588
                                                                   ------------

COMPUTER SERVICES--4.9%
Aris Corp.* ..................................         55,500         1,311,187
CKS Group Inc.* ..............................         92,000         3,335,000
Cambridge Technology
   Partners Inc.* ............................         90,500         3,303,250
Keane Inc.* ..................................         84,500         2,503,313
QuickResponse Service Inc.* ..................        148,800         4,836,000
Sterling Commerce, Inc.* .....................        120,400         3,995,835
Sungard Data Systems* ........................        137,600         3,250,800
Technology Solutions Co.* ....................        162,500         5,118,750
Transaction Network
   Services Inc.* ............................         95,000         1,579,375
Whittman-Hart, Inc.* .........................         16,400           475,600
                                                                   ------------
                                                                     29,709,110
                                                                   ------------

COMPUTER SOFTWARE--6.9%
CBT Group PLC ADS* ...........................        112,300         8,619,025
Citrix Systems, Inc.* ........................        124,000         9,106,311
HBO & Company ................................        140,000         6,090,000
Peregrine Systems Inc.* ......................        100,000         1,550,000
Radiant Systems Inc.* ........................         77,500         1,404,688
Saville Systems PLC ADR* .....................        121,000         7,229,750
Structural Dynamics
   Research Corp.* ...........................        239,500         4,580,438
Systems & Computer
   Technology Corp.* .........................         70,000         3,018,750
                                                                   ------------
                                                                     41,598,962
                                                                   ------------

COMPUTER
   TECHNOLOGY--.1%
Digital Microwave Corp.* .....................         23,500           846,000
                                                                   ------------

THE ALGER FUND
ALGER SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
October 31, 1997

COMMON STOCKS--(cont'd)                                SHARES          VALUE
                                                       ------          -----
CONSUMER PRODUCTS--.8%
Coleman Co. Inc.* ............................        124,500       $ 1,859,781
Helen of Troy Ltd.* ..........................        186,100         3,093,913
                                                                   ------------
                                                                      4,953,694
                                                                   ------------

ENERGY &
   ENERGY SERVICES--4.3%
Camco International Inc. .....................         90,200         6,516,950
Diamond Offshore Drilling Inc. ...............        123,400         7,681,650
Hanover Compressor Co.* ......................         69,500         1,502,938
Hvide Marine Inc. Cl. A* .....................         95,900         3,164,700
Noble Drilling Corp.* ........................        100,000         3,556,300
Smith International Inc.* ....................         20,000         1,525,000
UTI Energy Corp.* ............................         25,000         1,115,625
Unifab International Inc.* ...................         41,000         1,312,000
                                                                   ------------
                                                                     26,375,163
                                                                   ------------

FINANCIAL SERVICES--5.8%
CCB Financial Corp. ..........................         19,000         1,729,000
Colonial BancGroup Inc. ......................         16,000           475,008
Commerce Bancshares Inc. .....................         34,700         2,029,950
Compass Bancshares Inc. ......................         67,500         2,543,940
E*TRADE Group, Inc.* .........................        187,000         5,773,625
Mercantile Bankshares Corp. ..................         50,250         1,790,156
Money Store Inc. (The) .......................        387,000        10,981,125
National Commerce Bancorp ....................         90,000         2,666,250
Provident Bankshares Corp. ...................         42,000         2,268,000
Sovereign Bancorp Inc. .......................        172,000         3,053,000
Wilmington Trust Corp. .......................         37,000         2,062,750
                                                                   ------------
                                                                     35,372,804
                                                                   ------------

FOODS & BEVERAGES--3.8%
Earthgrains Company ..........................        141,300         5,810,963
Fine Host Corp.* .............................         93,300         2,612,400
Flowers Industries Inc. ......................        197,000         3,743,000
Interstate Bakeries Corp. ....................         67,200         4,292,400
JP Foodservice Inc.* .........................        109,000         3,481,242
Morningstar Group Inc.* ......................         80,000         3,420,000
                                                                   ------------
                                                                     23,360,005
                                                                   ------------

FREIGHT--.2%
Expeditors International
   of Washington Inc. ........................         28,000         1,029,000
                                                                   ------------

HEALTH CARE--2.7%
Bergen Brunswig Corp. Cl. A ..................         72,700         2,912,580
McKesson Corp. ...............................         65,000         6,975,345
Omnicare, Inc. ...............................        166,700         4,636,427
Osteotech Inc.* ..............................         25,000           500,000
Universal Health
   Services Inc. Cl.B.* ......................         25,000         1,101,575
                                                                   ------------
                                                                     16,125,927
                                                                   ------------

INDUSTRIAL
   EQUIPMENT--.1%
Cal Dive International, Inc.* ................         25,000           781,250
                                                                   ------------

INSURANCE--1.8%
Enhance Financial Services
   Group Inc. ................................         40,000         2,112,520
Executive Risk Inc. ..........................         48,500         3,194,938
USF&G Corp. ..................................         89,000         1,802,250
Vesta Insurance Group Inc. ...................         61,700         3,586,312
                                                                   ------------
                                                                     10,696,020
                                                                   ------------

LEISURE &
   ENTERTAINMENT--2.1%
Cinar Films, Inc. Cl. B.* ....................         41,500         1,613,313
Family Golf Centers Inc.* ....................        183,000         4,895,250
International Game Technology ................        236,800         6,053,318
                                                                   ------------
                                                                     12,561,881
                                                                   ------------

MANUFACTURING--.1%
Ballantyne of Omaha Inc.* ....................         20,000           335,000
                                                                   ------------

MEDICAL DEVICES--3.0%
Biomet Inc. ..................................        205,000         5,112,290
EndoSonics Corp.* ............................         52,000           598,000
ESC Medical Systems Ltd. .....................        148,700         5,836,475
Mentor Corp. .................................         69,200         2,521,510
Ocular Sciences Inc.* ........................         75,000         1,650,000
Safeskin Corp.* ..............................         54,800         2,486,550
                                                                   ------------
                                                                     18,204,825
                                                                   ------------

MEDICAL SERVICES--2.8%
ArQule Inc.* .................................         17,500           376,250
Express Scripts Inc. Cl. A.* .................         51,000         2,875,125
Hooper Holmes Inc. ...........................        136,600         2,014,850
Lincare Holdings Inc.* .......................         50,000         2,681,250
Pediatrix Medical Group Inc.* ................         47,000         1,985,750
PhyCor, Inc.* ................................        175,087         4,038,030
Protocol Systems Inc.* .......................         57,500           610,938
Quorum Health Group Inc.* ....................         90,000         2,182,500
                                                                   ------------
                                                                     16,764,693
                                                                   ------------

OIL & GAS--2.8%
EVI Inc.* ....................................         68,800         4,416,134
Global Industries Ltd.* ......................        100,000         2,012,500
Global Marine Inc.* ..........................        115,000         3,579,375
Varco International Inc.* ....................        112,000         6,825,056
                                                                   ------------
                                                                     16,833,065
                                                                   ------------

PAPER PACKAGING &
   FOREST PRODUCTS--.8%
Sealed Air Corp.* ............................         99,400         5,125,362
                                                                   ------------

PHARMACEUTICALS--2.4%
Dura Pharmaceuticals, Inc.* ..................        130,000         6,288,750
Elan Corp PLC-ADR* ...........................        169,000         8,428,875
                                                                   ------------
                                                                     14,717,625
                                                                   ------------

THE ALGER FUND
ALGER SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
October 31, 1997

COMMON STOCKS--(cont'd)                                SHARES          VALUE
                                                       ------          -----
POLLUTION CONTROL--2.9%
American Disposal Services Inc.* .............         59,000       $ 2,079,750
USA Waste Services, Inc.* ....................        422,725        15,640,825
                                                                   ------------
                                                                     17,720,575
                                                                   ------------

PUBLISHING--.2%
Big Flowers Press Holdings Inc.* .............         60,000         1,320,000
                                                                   ------------

RESTAURANTS &
   LODGING--.3%
Foodmaker Inc.* ..............................        129,000         2,120,502
                                                                   ------------

RETAILING--6.3%
BJS Wholesale Club Inc.* .....................        122,500         3,529,592
Bed Bath & Beyond Inc.* ......................        116,900         3,711,575
Borders Group Inc.* ..........................        188,600         4,891,907
CompUSA Inc.* ................................         60,000         1,965,000
Dress Barn Inc.* .............................         46,300         1,174,862
Family Dollar Stores Inc. ....................         98,400         2,312,400
General Nutrition Companies, Inc.* ...........        101,000         3,181,500
Genesco Inc.* ................................         59,500           754,936
Michaels Stores Inc.* ........................        136,800         4,112,618
Payless ShoeSource Inc.* .....................         20,000         1,115,000
Proffitt's Inc.* .............................        160,000         4,590,080
Quiksilver Inc.* .............................         17,500           538,125
Stage Stores, Inc.* ..........................         82,800         3,022,200
WestPoint Stevens Inc.* ......................         77,800         3,189,800
                                                                   ------------
                                                                     38,089,595
                                                                   ------------

SEMICONDUCTORS--6.9%
Adaptec, Inc.* ...............................         26,200         1,269,075
Altera Corporation* ..........................        252,000        11,182,500
Linear Technology Corporation ................        217,300        13,662,738
Maxim Integrated Products,lnc.* ..............        158,400        10,494,000
Microchip Technology
   Incorporated* .............................        122,300         4,876,713
Texas Instruments,
   Incorporated ..............................          3,000           320,064
                                                                   ------------
                                                                     41,805,090
                                                                   ------------

SUPERMARKETS--1.5%
Dominick's Supermarkets, Inc.* ...............         20,000           730,000
Fred Meyer, Inc.* ............................        141,600         4,044,521
Whole Foods Market Inc.* .....................        108,000         4,239,000
                                                                   ------------
                                                                      9,013,521
                                                                   ------------

TRANSPORTATION--1.4%
Coach USA Inc.* ..............................        208,200         6,193,950
KnightsbridgeTankers Ltd.* ...................         75,000         2,250,000
                                                                   ------------
                                                                      8,443,950
                                                                   ------------

Total Common Stocks
   (Cost $429,051,368) .......................                      558,808,296
                                                                   ------------

Short-Term                                         Principal
  Corporate Notes--1.3%                              Amount
                                                 ------------
Florida Power & Light Company,
  5.54%, 11/12/97 ............................   $  1,900,000         1,896,784
USAA Capital Corporation,
  5.55%, 11/6/97 .............................      5,800,000         5,795,529
                                                                   ------------

Total Short-Term Corporate Notes
   (Cost $7,692,313) .........................                        7,692,313
                                                                   ------------

Total Investments
   (Cost $436,743,681)(a) ....................           93.3%      566,500,609
Other Assets in Excess
   of Liabilities ............................            6.7        40,484,229
                                                        -----      ------------
Net Assets ...................................          100.0%     $606,984,838
                                                        =====      ============

*    Non-income producing security.

(a) At October 31, 1997, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $436,743,681, amounted to $129,756,928 which consisted of aggregate gross unrealized appreciation of $134,740,925 and aggregate gross unrealized depreciation of $4,983,997.

                       See Notes to Financial Statements.

THE ALGER FUND
ALGER SMALL CAPITALIZATION PORTFOLIO
Financial Highlights
For a share outstanding throughout the period



                                      CLASS C      CLASS A
                                      (iv)(vi)     (v)(vi)                            CLASS B(i)
                                    ------------ ----------   ------------------------------------------------------------
                                    THREE MONTHS TEN MONTHS
                                        ENDED      ENDED                       YEAR ENDED OCTOBER 31,
                                    OCTOBER 31,  OCTOBER 31,  ------------------------------------------------------------
                                        1997       1997       1997       1996           1995           1994           1993
                                    ------------ ----------   ----       ----           ----           ----           ----
Net asset value, beginning of
   period .........................  $ 10.38    $  9.21   $  10.86   $  11.13       $   7.62       $   8.65       $   6.88
                                     -------    -------   --------   --------       --------       --------       --------
Net investment income (loss) ......     (.03)      (.04)      (.11)      (.09)          (.13)          (.09)          (.08)
Net realized and unrealized gain
   (loss) on investments ..........     (.06)      1.18       1.28        .42           3.64           (.02)          1.85
                                     -------    -------   --------   --------       --------       --------       --------
Total from investment operations ..     (.09)      1.14       1.17        .33           3.51           (.11)          1.77
Distributions from net realized
   gains ..........................      --         --       (1.74)      (.60)           --            (.92)           --
                                     -------    -------   --------   --------       --------       --------       --------
Net asset value, end of period ....  $ 10.29    $ 10.35   $  10.29   $  10.86       $  11.13       $   7.62       $   8.65
                                     =======    =======   ========   ========       ========       ========       ========
Total Return (ii) .................    (.9)%      12.4%      12.9%       3.2%          46.2%          (1.1%)         25.8%
                                     =======    =======   ========   ========       ========       ========       ========
Ratios and Supplemental Data:
   Net assets, end of period
     (000's omitted) ..............  $   338    $25,996   $580,651   $553,872       $463,718       $294,890       $300,108
                                     =======    =======   ========   ========       ========       ========       ========
  Ratio of expenses to average
     net assets ...................    2.09%      1.38%      2.14%      2.13%(iii)     2.11%(iii)     2.18%(iii)     2.13%(iii)
                                     =======    =======   ========   ========       ========       ========       ========
  Ratio of net investment income
     (loss) to average net assets .  (1.71)%     (.93)%    (1.67)%     (1.59%)       (1.75)%        (1.51)%        (1.52)%
                                     =======    =======   ========   ========       ========       ========       ========
  Portfolio Turnover Rate .........  120.27%    120.27%    120.27%    153.35%         97.37%        131.86%        148.49%
                                     =======    =======   ========   ========       ========       ========       ========
  Average Commission Rate Paid ....  $ .0652    $ .0652   $  .0652   $  .0611
                                     =======    =======   ========   ========       ========       ========       ========


(i) Per share data has been adjusted to reflect the effect of a 3 for 1 stock split which occurred September 27, 1995.

(ii)   Does not reflect the effect of any sales charges.

(iii) Reflects total expenses, including custody fees offset by earnings credits resulting from balances left on deposit. The expense ratios net of earnings credits would have been the same for the years ended October 31, 1996 and 1995, respectively. Expense ratios for the years ended prior to October 31, 1995, have been reduced to reflect the effect of fees offset by earnings credits, if any.

(iv)   Initially offered August 1, 1997.

(v)    Initially offered January 1, 1997.

(vi)   Ratios have been annualized; total return has not been annualized.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
ALGER BALANCED PORTFOLIO
PORTFOLIO HIGHLIGHTS THROUGH OCTOBER 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HYPOTHETICAL $10,000 INVESTMENT IN CLASS B SHARES FROM 6/1/92 TO 10/31/97
--------------------------------------------------------------------------------

[CHART]

[The table below represents a graph in the printed piece]

                                          Lehman
               Alger                    Gov't/Corp.
              Balanced      S&P 500     Bond Index

6/1/92          10000        10000        10000
                 9950        10198        10479
10/31/93        11180        11723        11911
                10736        12176        11358
10/31/95        13700        15396        13193
                14558        19104        13905
10/31/97        17259        25241        15130

ENDING VALUE
S&P 500 INDEX:
$25,241

ENDING VALUE
ALGER BALANCED B:
$17,259

ENDING VALUE
LEHMAN BROTHERS
GOV'T/CORP.
BOND INDEX:
$15,130

The  chart  above  illustrates  the  growth in value of a  hypothetical  $10,000 investment made in Alger Balanced Class B shares, the S&P 500 Index, and the Lehman Brothers Government/Corporate Bond Index on June 1, 1992, the inception date of the Alger Balanced Portfolio, through October 31, 1997. Figures for the Alger Balanced Portfolio, the S&P 500 Index, an unmanaged index of common stocks, and the Lehman Brothers Government/Corporate Bond Index, an unmanaged index of government and corporate bonds, include reinvestment of dividends and/or interest. Performance for the Alger Balanced Class A and Class C shares will vary from the results shown above due to differences in expenses and sales charges those classes bear.

PERFORMANCE COMPARISON AS OF 10/31/97+
                                                    AVERAGE ANNUAL TOTAL RETURNS
                                         1                5             SINCE
                                        YEAR            YEARS          INCEPTION
--------------------------------------------------------------------------------
CLASS A (INCEPTION 1/1/97)               *                *             12.88%
S&P 500 Index                            *                *             25.31%
Lehman Gov't/Corp. Bond Index            *                *              8.04%
--------------------------------------------------------------------------------
CLASS B (INCEPTION 6/1/92)             14.25%           11.51%          10.60%
S&P 500 Index                          32.11%           19.87%          18.63%
Lehman Gov't/Corp. Bond Index           8.80%            7.62%           7.94%
--------------------------------------------------------------------------------
CLASS C (INCEPTION 8/1/97)               *                *             (3.29)%
S&P 500 Index                            *                *             (3.76)%
Lehman Gov't/Corp. Bond Index            *                *              2.04%

THE PORTFOLIO'S AVERAGE ANNUAL TOTAL RETURNS INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL WILL FLUCTUATE AND THE PORTFOLIO'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

+ RETURNS REFLECT MAXIMUM INITIAL SALES CHARGES ON CLASS A SHARES AND APPLICABLE CONTINGENT DEFERRED SALES CHARGES ON CLASS B AND CLASS C SHARES.

THE ALGER FUND
ALGER BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1997

COMMON STOCKS--61.1%                                     SHARES          VALUE
                                                         ------          -----
AEROSPACE--2.7%
AMR Corp.* ...................................            1,600      $   186,300
Gulfstream Aerospace Corp.* ..................            1,700           49,300
Sundstrand Corp. .............................            2,100          114,188
                                                                     -----------
                                                                         349,788
                                                                     -----------

APPLIANCES & TOOLS--1.4%
Sunbeam Corp. ................................            4,000          181,252
                                                                     -----------

BROADCASTING--1.8%
Westinghouse Electric Corp. ..................            9,000          237,942
                                                                     -----------

CHEMICALS--.4%
Du Pont E.I. De Nemours & Co. ................              900           51,187
                                                                     -----------

COMMUNICATIONS--1.4%
America Online Inc.* .........................            1,100           84,700
WorldCom Inc.* ...............................            3,100          104,237
                                                                     -----------
                                                                         188,937
                                                                     -----------

COMMUNICATION
   EQUIPMENT--4.4%
Bay Networks Inc.* ...........................            3,800          120,175
CIENA Corporation* ...........................            1,900          104,500
Cisco Systems, Inc.* .........................            3,400          278,905
Tellabs, Inc.* ...............................            1,500           81,000
                                                                     -----------
                                                                         584,580
                                                                     -----------

COMPUTER RELATED &
   BUSINESS EQUIPMENT--3.0%
Compaq Computer Corporation* .................            4,000          255,000
International Business Machines Corp. ........            1,400          137,287
                                                                     -----------
                                                                         392,287
                                                                     -----------

COMPUTER SOFTWARE--3.7%
HBO & Company ................................            3,100          134,850
Microsoft Corporation* .......................            1,400          182,000
Oracle Corp.* ................................            2,550           91,242
Parametric Technology Corporation* ...........            1,900           83,838
                                                                     -----------
                                                                         491,930
                                                                     -----------

CONGLOMERATE--2.2%
General Electric Co. .........................              600           38,738
Tyco International Ltd. ......................            6,546          247,112
                                                                     -----------
                                                                         285,850
                                                                     -----------

CONSUMER PRODUCTS--1.3%
CUC International Inc.* ......................            3,000           88,500
Fortune Brands Inc. ..........................            1,300           42,982
Newell Co. ...................................            1,200           46,050
                                                                     -----------
                                                                         177,532
                                                                     -----------

ENERGY & ENERGY
   SERVICES--2.6%
Diamond Offshore Drilling Inc. ...............            1,500           93,375
Nabors Industries Inc.* ......................            2,300           94,587
Schlumberger Ltd. ............................            1,800          157,500
                                                                     -----------
                                                                         345,462
                                                                     -----------

FINANCIAL SERVICES--8.0%
Banc One Corp. ...............................            1,800           93,825
Bank of New York Inc. ........................            2,400          112,951
Citicorp .....................................              500           62,535
First Union Corp. ............................            1,300           63,782
Federal Home Loan
   Mortgage Corporation ......................            3,700          140,138
Household International Inc. .................              400           45,300
Money Store Inc. (The) .......................            6,000          170,250
Morgan Stanley, Dean Witter,
   Discover & Co. ............................            3,635          178,115
Paine Webber Group Inc. ......................            2,300          101,632
Schwab (Charles) Corporation (The) ...........            2,250           76,780
                                                                     -----------
                                                                       1,045,308
                                                                     -----------

FOODS & BEVERAGES--.7%
PepsiCo., Inc. ...............................            2,400           88,350
                                                                     -----------

HEALTH CARE--2.0%
Guidant Corp. ................................            1,600           92,000
McKesson Corp. ...............................            1,600          171,700
                                                                     -----------
                                                                         263,700
                                                                     -----------

INSURANCE--1.8%
American International Group, Inc. ...........            1,550          158,197
MGIC Investment Corp. ........................            1,200           72,376
                                                                     -----------
                                                                         230,573
                                                                     -----------

LEISURE &
   ENTERTAINMENT--2.3%
Carnival Corporation Cl. A ...................            4,200          203,700
International Game Technology ................            4,000          102,252
                                                                     -----------
                                                                         305,952
                                                                     -----------

MEDICAL SERVICES--.4%
PhyCor, Inc.* ................................            2,000           46,126
                                                                     -----------

OIL & GAS--3.2%
EVI Inc.* ....................................            1,200           77,026
Halliburton Co. ..............................            5,800          345,825
                                                                     -----------
                                                                         422,851
                                                                     -----------

PHARMACEUTICALS--6.8%
Bristol Myers Squibb Co. .....................            2,500          219,375
Eli Lilly & Company ..........................            2,400          160,500
Merck & Co., lnc .............................            1,000           89,250
Pfizer Inc. ..................................            1,000           70,750
Schering-Plough Corporation ..................            3,800          213,039
Warner-Lambert Co. ...........................            1,000          143,188
                                                                     -----------
                                                                         896,102
                                                                     -----------

POLLUTION CONTROL--.8%
USA Waste Services, Inc.* ....................            3,000          111,000
                                                                     -----------

RETAILING--4.1%
Home Depot, Inc. .............................            4,500          250,313
Staples Inc.* ................................            1,700           44,625
Wal-Mart Stores Inc. .........................            6,800          238,850
                                                                     -----------
                                                                         533,788
                                                                     -----------

THE ALGER FUND
ALGER BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
October 31, 1997

COMMON STOCKS--(cont'd)                                 SHARES          VALUE
                                                        ------          -----
SEMICONDUCTORS--3.9%
Adaptec, Inc.* ...............................           1,000      $    48,438
Altera Corporation* ..........................           3,500          155,313
Linear Technology Corporation ................           2,400          150,900
Maxim Integrated Products, Inc.* .............           1,200           79,500
Texas Instruments Incorporated ...............             800           85,350
                                                                    -----------
                                                                        519,501
                                                                    -----------

SEMICONDUCTOR
   CAPITAL EQUIPMENT--.6%
Applied Materials Inc.* ......................           1,300           43,388
Teradyne, Inc.* ..............................             900           33,694
                                                                    -----------
                                                                         77,082
                                                                    -----------

TOYS--.6%
Mattel Inc. ..................................           2,000           77,750
                                                                    -----------

TRANSPORTATION--1.0%
Burlington Northern Santa Fe Co. .............           1,000           95,000
Textron Inc. .................................             700           40,469
                                                                    -----------
                                                                        135,469
                                                                    -----------

Total Common Stocks
   (Cost $6,449,339) .........................                        8,040,299
                                                                    -----------

                                                    Principal
Corporate Bonds--13.5%                                Amount
                                                   -----------
AUTOMOTIVE--4.3%
Ford Motor B.V.,
   9.50%, 6/1/10 .............................     $   300,000          364,953
General Motors Acceptance Corp.,
   7.125%, 6/1/99 ............................         200,000          203,040
                                                                    -----------
                                                                        567,993
                                                                    -----------

CONGLOMERATE--2.3%
GE Capital Corp.,
   7.25%, 6/5/12 .............................         300,000          301,149
                                                                    -----------

ELECTRIC & GAS COMPANIES--2.2%
Cincinnati Gas & Electric Co.,
   7.20%, 10/1/23 ............................         100,000          101,891
Pacific Gas & Electric Co.,
   7.25%, 3/1/26 .............................         182,000          186,863
                                                                    -----------
                                                                        288,754
                                                                    -----------

FINANCIAL SERVICES--3.1%
BankAmerica Corp.,
   6.625%, 10/15/07 ..........................         200,000          199,960
Citicorp.,
   7.125%, 6/1/03 ............................         200,000          207,550
                                                                    -----------
                                                                        407,510
                                                                    -----------

POLLUTION CONTROL--1.6%
Waste Management Inc.,
   8.25%,11/15/99 ............................         200,000          208,224
                                                                    -----------

                                                     Principal
                                                       Amount          Value
                                                     ----------     -----------
Total Corporate Bonds
   (Cost $1,800,102) .........................                        1,773,630
                                                                    -----------

U.S. Government & Agency
   Obligations--10.4%
U.S. Treasury Notes,
   6.375%,1/15/00 ............................     $   100,000          101,438
U.S. Treasury Notes,
   7.50%, 5/15/02 ............................         100,000          106,797
U.S. Treasury Notes,
   6.25%, 2/15/03 ............................         250,000          254,960
Federal Home Loan Bank Corp.,
   7.58%, 7/9/12 .............................         200,000          199,960
Federal Home Loan Mortgage Corp.,
   6.50%, 6/10/03 ............................         150,000          148,992
Federal Home Loan Mortgage Corp.,
   7.00%, 3/6/07 .............................         200,000          198,844
Federal National Mortgage Assoc.,
   8.50%, 2/1/05 .............................         100,000          105,328
Federal National Mortgage Assoc.,
   7.49%, 5/22/07 ............................         250,000          256,250
                                                                    -----------

Total U.S. Government & Agency
   Obligations (Cost $1,367,008) .............                        1,372,569
                                                                    -----------

Short-Term Investments--16.2%
Short-Term Corporate Notes--9.5%

AT&T Corp.,
   5.55%, 11/6/97 ............................         400,000          399,692
Cooperative Association of
   Tractor Dealers Inc.,
   5.57%, 11/6/97 ............................         300,000          299,768
France Telecom.,
   5.51%, 11/5/97 ............................         350,000          349,786
Mitsui & Co. (USA) Inc.,
   5.51%, 11/6/97 ............................         200,000          199,847
                                                                    -----------

Total Short-Term Corporate Notes
   (Cost $1,249,093) .........................                        1,249,093
                                                                    -----------

Short-Term U.S. Government
   Obligations--6.7%
U.S. Treasury Bills,
   4.95%, 1/29/98 ............................         450,000          444,612
   4.97%, 4/30/98 ............................         450,000          438,775
                                                                    -----------

Total Short-Term U.S. Goverment
   Obligations (Cost $883,310) ...............                          883,387
                                                                    -----------

Total Short-Term Investments
   (Cost $2,132,403) .........................                        2,132,480
                                                                    -----------

Total Investments
   (Cost $11,748,852)(a) .....................           101.2%      13,318,978
Liabilities in Excess of Other Assets ........            (1.2)        (159,424)
                                                         -----      -----------
Net Assets ...................................           100.0%     $13,159,554
                                                         =====      ===========

*    Non-income producing security.

(a) At October 31, 1997, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $11,748,852 amounted to $1,570,126 which consisted of aggregate gross unrealized appreciation of $1,711,827 and aggregate gross unrealized depreciation of $141,701.

                       See Notes to Financial Statements.

THE ALGER FUND
ALGER BALANCED PORTFOLIO
Financial Highlights
For a share outstanding throughout the period


                                        CLASS C     CLASS A
                                       (iii)(vi)   (iii)(vii)                             CLASS B
                                     ------------ -----------    ------------------------------------------------------------
                                     THREE MONTHS TEN MONTHS
                                         ENDED       ENDED                         YEAR ENDED OCTOBER 31,
                                      OCTOBER 31, OCTOBER 31,    ------------------------------------------------------------
                                          1997        1997       1997       1996           1995           1994           1993
                                     ------------ -----------    ----       ----           ----           ----           ----
Net asset value, beginning of
  period ............................   $ 16.88     $ 13.99   $ 14.21    $ 13.59         $10.65         $11.18        $  9.95
                                        -------     -------   -------    -------         ------         ------        -------
Net investment income (loss .........      (.01)        .05        --        .12           (.02)(i)       (.05)          (.01)
Net realized and unrealized gain
  (loss) on investments .............      (.38)       2.54      2.67        .72           2.96           (.39)          1.24
                                        -------     -------   -------    -------         ------         ------        -------
Total from investment operations ....      (.39)       2.59      2.67        .84           2.94           (.44)          1.23
Dividends from net investment
  income ............................        --          --      (.06)      (.01)            --             --             --
Distributions from net realized
  gains .............................        --          --      (.34)      (.21)            --           (.09)            --
                                        -------     -------   -------    -------         ------         ------        -------
Total distributions .................        --          --      (.40)      (.22)            --           (.09)            --
                                        -------     -------   -------    -------         ------         ------        -------
Net asset value, end of period ......   $ 16.49     $ 16.58   $ 16.48    $ 14.21         $13.59         $10.65        $ 11.18
                                        =======     =======   =======    =======         ======         ======        =======
Total Return (ii) ...................   (2.31)%       18.5%     19.3%       6.3%          27.6%          (4.0%)         12.4%
                                        =======     =======   =======    =======         ======         ======        =======
Ratios and Supplemental Data:
  Net assets, end of period
     (000's omitted) ................   $    48     $   459   $12,653    $13,492         $6,214         $3,073        $ 3,125
                                        =======     =======   =======    =======         ======         ======        =======
  Ratio of expenses to average
     net assets .....................     2.77%       2.10%     2.89%      2.70%(iv)      3.34%(iv)      3.18%(iv)      3.82%(iv)
                                        =======     =======   =======    =======         ======         ======        =======
  Decrease reflected in above
     expense ratios due to
     expense reimbursements (v) .....        --          --        --         --           .24%             --           .75%
                                        =======     =======   =======    =======         ======         ======        =======
  Ratio of net investment income
     (loss) to average net assets ...    (.84)%        .72%      .04%       .47%         (.13)%         (.41)%         (.97)%
                                        =======     =======   =======    =======         ======         ======        =======
  Portfolio Turnover Rate ...........   109.26%     109.26%   109.26%     85.51%         84.06%         84.88%        115.17%
                                        =======     =======   =======    =======         ======         ======        =======
  Average Commission Rate Paid ......   $ .0709     $ .0709   $ .0709    $ .0700
                                        =======     =======   =======    =======


(i) Amount was computed based on average shares outstanding during the period.

(ii)   Does not reflect the effect of any sales charges.

(iii)  Ratios have been annualized; total return has not been annualized.

(iv) Reflects total expenses, including custody fees offset by earnings credits resulting from balances left on deposit. The expense ratios net of earnings credits would have been 2.69% and 3.25% for the years ended October 31, 1996 and 1995, respectively. Expense ratios for the periods ended prior to October 31, 1995, have been reduced to reflect the effect of fees offset by earnings credits, if any.

(v) Represents expense reimbursements made pursuant to applicable state expense limits.

(vi)   Initially offered August 1, 1997.

(vii)  Initially offered January 1, 1997.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
ALGER MIDCAP GROWTH PORTFOLIO
PORTFOLIO HIGHLIGHTS THROUGH OCTOBER 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HYPOTHETICAL $10,000 INVESTMENT IN CLASS B SHARES FROM 5/24/93 TO 10/31/97
--------------------------------------------------------------------------------

[CHART]

[The following table represents a graph in the printed piece]

                  Alger MidCap
                     Growth      S&P 400

5/24/93              10000        10000
10/31/93             12480        10714
                     13062        10969
10/31/95             19373        13295
                     20618        15600
10/31/97             24824        20694

ENDING VALUE
ALGER MIDCAP
GROWTH B:
$24,824

ENDING VALUE
S&P MIDCAP
400 INDEX:
$20,694

The chart above illustrates the growth in value of a hypothetical $10,000 investment made in Alger MidCap Growth Class B shares and the S&P MidCap 400 Index on May 24, 1993, the inception date of the Alger MidCap Growth Portfolio, through October 31, 1997. Figures for both the Alger MidCap Growth Class B shares and the S&P MidCap 400 Index, an unmanaged index of common stocks, include reinvestment of dividends. Performance for the Alger MidCap Growth Class A and Class C shares will vary from the results shown above due to differences in expenses and sales charges those classes bear.

PERFORMANCE COMPARISON AS OF 10/31/97+
                                AVERAGE ANNUAL TOTAL RETURNS
                                                   SINCE
                                   1 YEAR        INCEPTION
                                ----------------------------
CLASS A (INCEPTION 1/1/97)           *            13.07%
S&P MidCap 400 Index                 *            25.45%
------------------------------------------------------------
CLASS B (INCEPTION 5/24/93)        16.37%         22.72%
S&P MidCap 400 Index               32.67%         17.79%
------------------------------------------------------------
CLASS C (INCEPTION 8/1/97)           *            (1.70)%
S&P MidCap 400 Index                 *             1.03%

THE PORTFOLIO'S AVERAGE ANNUAL TOTAL RETURNS INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL WILL FLUCTUATE AND THE PORTFOLIO'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

+ RETURNS REFLECT MAXIMUM INITIAL SALES CHARGES ON CLASS A SHARES AND APPLICABLE
  CONTINGENT DEFERRED SALES CHARGES ON CLASS B AND CLASS C SHARES.

THE ALGER FUND
ALGER MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1997

COMMON STOCKS--95.8%                                  SHARES            VALUE
                                                      ------            -----
AEROSPACE--5.2%
AMR Corp.* ...............................            23,700       $  2,759,580
BE Aerospace Inc.* .......................            25,400            714,375
Continental Airlines Inc. Cl. B* .........            23,100            999,075
Gulfstream Aerospace Corp.* ..............            85,000          2,465,000
Sundstrand Corp. .........................            38,200          2,077,125
                                                                   ------------
                                                                      9,015,155
                                                                   ------------

APPAREL--2.3%
Nautica Enterprises Inc.* ................            31,800            846,675
Tommy Hilfiger Corporation* ..............            79,200          3,133,390
                                                                   ------------
                                                                      3,980,065
                                                                   ------------

APPLIANCES & TOOLS--3.3%
Sunbeam Corp. ............................           125,900          5,704,906
                                                                   ------------

BIO-TECHNOLOGY--1.5%
BioChem Pharma Inc.* .....................           106,200          2,661,690
                                                                   ------------

BUSINESS SERVICES--1.1%
Paychex, Inc. ............................            49,000          1,868,125
                                                                   ------------

COMMUNICATION
   EQUIPMENT-- 5.0%
Advanced Fibre Communications Inc.* ......            35,000          1,017,205
Bay Networks Inc.* .......................            48,800          1,543,300
CIENA Corporation* .......................            48,800          2,684,000
Cisco Systems, Inc.* .....................            22,500          1,845,698
Tellabs, Inc.* ...........................            26,300          1,420,200
                                                                   ------------
                                                                      8,510,403
                                                                   ------------

COMPUTER RELATED &
   BUSINESS EQUIPMENT--2.4%
Electronics For Imaging Inc.* ............            87,200          4,076,600
                                                                   ------------

COMPUTER SERVICES--.7%
Sterling Commerce, lnc.* .................            34,500          1,144,986
                                                                   ------------

COMPUTER SOFTWARE--5.7%
Citrix Systems, Inc.* ....................            13,000            954,694
HBO & Company ............................           101,400          4,410,900
Parametric Technology Corporation* .......            82,300          3,631,488
Systems & Computer
   Technology Corp.* .....................            20,000            862,500
                                                                   ------------
                                                                      9,859,582
                                                                   ------------

CONGLOMERATE--1.4%
Tyco International Ltd. ..................            65,020          2,454,505
                                                                   ------------

CONSUMER PRODUCTS--2.8%
CUC International Inc.* ..................           134,500          3,967,750
Fortune Brands Inc. ......................            28,000            925,764
                                                                   ------------
                                                                      4,893,514
                                                                   ------------

ENERGY &
   ENERGY SERVICES--5.3%
Diamond Offshore Drilling Inc. ...........            49,900          3,106,275
Nabors Industries Inc.* ..................            84,500          3,475,063
Santa Fe International Corp. .............            20,000            983,760
Smith International Inc.* ................            20,000          1,525,000
                                                                   ------------
                                                                      9,090,098
                                                                   ------------

FINANCIAL SERVICES--6.9%
E*TRADE Group, Inc.* .....................            49,000          1,512,875
Money Store Inc. (The) ...................           182,100          5,167,088
Paine Webber Group Inc. ..................            44,700          1,975,204
Sovereign Bancorp Inc. ...................            56,000            994,000
Star Banc Corp. ..........................            18,400            902,759
SunAmerica Inc. ..........................            36,000          1,293,768
                                                                   ------------
                                                                     11,845,694
                                                                   ------------

HEALTH CARE--6.0%
Bergen Brunswig Corp. Cl. A ..............            47,500          1,902,993
Guidant Corp. ............................            48,500          2,788,750
McKesson Corp. ...........................            37,800          4,056,431
Omnicare, Inc. ...........................            60,000          1,668,780
                                                                   ------------
                                                                     10,416,954
                                                                   ------------

INSURANCE--2.7%
MGIC Investment Corp. ....................            76,000          4,583,788
                                                                   ------------

LEISURE &
   ENTERTAINMENT--5.4%
Carnival Corporation Cl. A ...............            49,100          2,381,350
International Game Technology ............           204,800          5,235,302
Mirage Resorts, Incorporated* ............            64,600          1,615,000
                                                                   ------------
                                                                      9,231,652
                                                                   ------------

MEDICAL DEVICES--2.9%
Biomatrix Inc.* ..........................            20,000            692,500
Biomet Inc. ..............................            83,700          2,087,310
Mentor Corp. .............................            25,000            910,950
Safeskin Corp.* ..........................            30,200          1,370,325
                                                                   ------------
                                                                      5,061,085
                                                                   ------------

MEDICAL SERVICES--6.7%
AmeriSource Health Corp. Cl. A* ..........            59,300          3,520,938
Cardinal Health, lnc .....................            57,900          4,299,075
PhyCor, Inc.* ............................            43,800          1,010,159
Quorum Health Group Inc.* ................           112,150          2,719,638
                                                                   ------------
                                                                     11,549,810
                                                                   ------------

THE ALGER FUND
ALGER MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
October 31, 1997

COMMON STOCKS--(cont'd)                                SHARES          VALUE
                                                       ------          -----
OIL & GAS--4.1%
EVI Inc.* ................................            22,400       $  1,437,810
Global Industries Ltd.* ..................            50,000          1,006,250
Global Marine Inc.* ......................            80,000          2,490,000
Halliburton Co. ..........................            34,000          2,027,250
                                                                   ------------
                                                                      6,961,310
                                                                   ------------

PHARMACEUTICALS--1.2%
Elan Corp PLC-ADR* .......................            41,000          2,044,875
                                                                   ------------

POLLUTION CONTROL--2.4%
Allied Waste Industries Inc.* ............            50,000          1,018,750
USA Waste Services, Inc.* ................            84,100          3,111,700
                                                                   ------------
                                                                      4,130,450
                                                                   ------------

RETAILING--8.5%
BJS Wholesale Club Inc.* .................            31,700            913,372
Borders Group Inc.* ......................            81,000          2,100,978
CompUSA Inc.* ............................           103,600          3,392,900
General Nutrition Companies, Inc.* .......           171,400          5,399,100
Rite Aid Corp. ...........................            33,700          2,000,938
Staples Inc.* ............................            34,000            892,500
                                                                   ------------
                                                                     14,699,788
                                                                   ------------

SEMICONDUCTORS--9.5%
Adaptec, Inc.* ...........................            28,900          1,399,858
Altera Corporation* ......................           113,100          5,018,813
Linear Technology Corporation ............            86,200          5,419,825
Maxim Integrated Products, Inc.* .........            44,400          2,941,500
Texas Instruments, Incorporated ..........            13,900          1,482,963
                                                                   ------------
                                                                     16,262,959
                                                                   ------------

SEMICONDUCTOR
   CAPITAL EQUIPMENT--1.5%
Applied Materials Inc.* ..................            25,500            851,063
Teradyne, Inc.* ..........................            47,900          1,793,280
                                                                   ------------
                                                                      2,644,343
                                                                   ------------

TOYS--.8%
Mattel Inc. ..............................            34,000          1,321,750
                                                                   ------------

TRANSPORTATION--.5%
Coach USA Inc.* ..........................            26,300            782,425
                                                                   ------------

Total Common Stocks
   (Cost $140,636,559) ...................                          164,796,512
                                                                   ------------

                                                  PRINCIPAL
SHORT-TERM CORPORATE NOTES--4.6%                   AMOUNT
                                               -------------
Ford Motor Credit Company,
   5.60%, 11/13/97 .......................     $     220,000            219,589
McDonald's Corp.,
   5.57%, 11/5/97 ........................         5,150,000          5,146,813
USAA Capital Corporation,
   5.55%, 11/6/97 ........................         2,500,000          2,498,073
                                                                   ------------

Total Short-Term Corporate Notes
   (Cost $7,864,475 ) ....................                            7,864,475
                                                                   ------------

Total Investments
   (Cost $148,501,034)(a) ................             100.4%       172,660,987

Liabilities in Excess of Other Assets ....               (.4)          (666,004)
                                                       -----       ------------

Net Assets ...............................             100.0%      $171,994,983
                                                       =====       ============


*    Non-income producing security.

(a) At October 31, 1997, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $148,501,034, amounted to $24,159,953 which consisted of aggregate gross unrealized appreciation of $27,121,135 and aggregate gross unrealized depreciation of $2,961,182.

                       See Notes to Financial Statements.

THE ALGER FUND
ALGER MIDCAP GROWTH PORTFOLIO
Financial Highlights
For a share outstanding throughout the period


                                          CLASS C    CLASS A
                                          (i)(vi)    (i)(vii)                               CLASS B
                                       ------------ ----------      ----------------------------------------------------------------
                                                                                                                         FROM
                                                                                                                     MAY 24, 1993
                                       THREE MONTHS TEN MONTHS                                                      (COMMENCEMENT
                                          ENDED       ENDED                    YEAR ENDED OCTOBER 31,             OF OPERATIONS) TO
                                        OCTOBER 31, OCTOBER 31,     --------------------------------------------     OCTOBER 31,
                                           1997        1997         1997        1996          1995          1994       1993(i)
                                        ----------  -----------     ----        ----          ----          ----       -------
Net asset value, beginning of
   period ............................   $ 22.49     $ 18.92    $  18.87    $  18.94       $ 12.77       $ 12.48       $ 10.00
                                         -------     -------    --------    --------       -------       -------       -------
Net investment income (loss) .........      (.03)       (.10)       (.29)       (.25)(ii)     (.08)         (.11)         (.09)
Net realized and unrealized gain
   (loss) on investments .............      (.13)       3.64        4.23        1.35          6.25           .68          2.57
                                         -------     -------    --------    --------       -------       -------       -------
Total from investment operations .....      (.16)       3.54        3.94        1.10          6.17           .57          2.48
Distributions from net realized
   gains .............................        --          --        (.48)      (1.17)           --          (.28)           --
                                         -------     -------    --------    --------       -------       -------       -------
Net asset value, end of period .......   $ 22.33     $ 22.46    $  22.33    $  18.87       $ 18.94       $ 12.77       $ 12.48
                                         =======     =======    ========    ========       =======       =======       =======
Total Return (iii) ...................     (.7)%       18.7%       21.4%        6.4%         48.3%          4.7%         24.8%
                                         =======     =======    ========    ========       =======       =======       =======
Ratios and Supplemental Data:
   Net assets, end of period
     (000's omitted) .................   $    84     $ 5,436    $166,475    $125,686       $54,016       $18,516       $ 3,836
                                         =======     =======    ========    ========       =======       =======       =======
  Ratio of expenses to average
     net assets ......................     1.97%       1.40%       2.19%       2.27%(iv)     2.39%(iv)     3.20%(iv)     3.73%(iv)
                                         =======     =======    ========    ========       =======       =======       =======
  Decrease reflected in above
     expense ratios due to
     expense reimbursements (v) ......        --          --          --          --            --          .07%          .80%
                                         =======     =======    ========    ========       =======       =======       =======
  Ratio of net investment income
     (loss) to average net assets ....   (1.55)%      (.83)%     (1.58)%     (1.33)%       (1.71)%       (2.32)%       (2.86)%
                                         =======     =======    ========    ========       =======       =======       =======
  Portfolio Turnover Rate ............   160.09%     160.09%     160.09%     113.95%       121.60%       127.40%        57.64%
                                         =======     =======    ========    ========       =======       =======       =======
  Average Commission Rate Paid .......   $ .0680     $ .0680    $  .0680    $  .0690
                                         =======     =======    ========    ========



(i)   Ratios have been annualized; total return has not been annualized.

(ii)  Amount was computed based on average shares outstanding during the period.

(iii) Does not reflect the effect of any sales charges.

(iv) Reflects total expenses, including custody fees offset by earnings credits resulting from balances left on deposit. The expense ratios net of earnings credits would have been 2.26% and 2.34% for the years ended October 31, 1996 and 1995, respectively. Expense ratios for the periods ended prior to October 31, 1995, have been reduced to reflect the effect of fees offset by earnings credits, if any.

(v) Represents expense reimbursements made pursuant to applicable state expense limits.

(vi)   Initially offered August 1, 1997.

(vii)  Initially offered January 1, 1997.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
ALGER CAPITAL APPRECIATION PORTFOLIO
PORTFOLIO HIGHLIGHTS THROUGH OCTOBER 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HYPOTHETICAL $10,000 INVESTMENT IN CLASS B SHARES FROM 11/1/93 TO 10/31/97
--------------------------------------------------------------------------------

[CHART]

[The table below represents a graph in the printed piece]

                     Alger
                    Cap App      S&P 500

11/1/93              10000        10000
                     11110        10386
10/31/95             18620        13133
                     22246        16297
10/31/97             26718        21531

ENDING VALUE
ALGER CAPITAL APPRECIATION B:
$26,718

ENDING VALUE
S&P 500 INDEX:
$21,531

The chart above illustrates the growth in value of a hypothetical $10,000 investment made in Alger Capital Appreciation Class B shares and the S&P 500 Index on November 1, 1993, the inception date of the Alger Capital Appreciation Portfolio, through October 31, 1997. Figures for the Alger Capital Appreciation Class B shares and the S&P 500 Index, an unmanaged index of common stocks, include reinvestment of dividends. Performance for Alger Capital Appreciation Class A and Class C shares will vary from the results shown above due to differences in expenses and sales charges those classes bear.

PERFORMANCE COMPARISON AS OF 10/31/97+
                                  AVERAGE ANNUAL TOTAL RETURNS
                                                      SINCE
                                     1 YEAR         INCEPTION
----------------------------------------------------------------
CLASS A (INCEPTION 1/1/97)             *             15.46%
S&P 500 Index                          *             25.31%
----------------------------------------------------------------
CLASS B (INCEPTION 11/1/93)          16.00%          27.85%
S&P 500 Index                        32.11%          21.13%
----------------------------------------------------------------
CLASS C (INCEPTION 8/1/97)             *             (6.97)%
S&P 500 Index                          *             (3.76)%

THE PORTFOLIO'S AVERAGE ANNUAL TOTAL RETURNS INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL WILL FLUCTUATE AND THE PORTFOLIO'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

+ RETURNS REFLECT MAXIMUM INITIAL SALES CHARGES ON CLASS A SHARES AND APPLICABLE
  CONTINGENT DEFERRED SALES CHARGES ON CLASS B AND CLASS C SHARES.

THE ALGER FUND
ALGER CAPITAL APPRECIATION PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1997

COMMON STOCKS--94.9%                                 SHARES            VALUE
                                                     ------            -----
AEROSPACE--1.4%
Sundstrand Corp. .........................            49,700      $   2,702,438
Wyman Gordon Co.* ........................            25,000            603,125
                                                                   ------------
                                                                      3,305,563
                                                                   ------------

APPAREL--1.0%
Nautica Enterprises Inc.* ................            25,000            665,625
Tommy Hilfiger Corporation* ..............            41,500          1,641,865
                                                                   ------------
                                                                      2,307,490
                                                                   ------------

APPLIANCES & TOOLS--1.2%
Sunbeam Corp. ............................            60,200          2,727,843
                                                                   ------------

AUTOMOTIVE EQUIPMENT &
   SERVICES--.6%
Avis Rent A Car Inc.* ....................            50,000          1,371,900
                                                                   ------------

BIO-TECHNOLOGY--.1%
BioChem Pharma Inc.* .....................            10,000            250,630
                                                                   ------------

BROADCASTING--2.0%
Westinghouse Electric Corp. ..............           173,600          4,589,636
                                                                   ------------

CHEMICALS--.6%
Du Pont E.I. De Nemours & Co. ............            23,000          1,308,125
                                                                   ------------

COMMUNICATIONS--3.4%
America Online Inc.* .....................            41,200          3,172,400
Jacor Communications Inc.* ...............            58,000          2,428,750
WorldCom Inc.* ...........................            62,700          2,108,288
                                                                   ------------
                                                                      7,709,438
                                                                   ------------

COMMUNICATION
   EQUIPMENT--8.4%
Advanced Fibre Communications Inc.* ......            95,000          2,760,985
Bay Networks Inc.* .......................           145,600          4,604,600
CIENA Corporation* .......................            62,500          3,437,500
Cisco Systems, Inc.* .....................            73,000          5,988,262
Tellabs, Inc.* ...........................            43,900          2,370,600
                                                                   ------------
                                                                     19,161,947
                                                                   ------------

COMPUTER RELATED &
   BUSINESS EQUIPMENT--6.4%
Compaq Computer Corporation* .............            84,700          5,399,625
Electronics For Imaging Inc.* ............           121,500          5,680,125
International Business Machines Corp. ....            31,500          3,088,985
Quantum Corp.* ...........................            15,000            474,375
                                                                   ------------
                                                                     14,643,110
                                                                   ------------

COMPUTER SERVICES--1.2%
Sterling Commerce, Inc.* .................            56,500          1,875,122
Transaction Network Services Inc.* .......            51,900            862,837
                                                                   ------------
                                                                      2,737,959
                                                                   ------------

COMPUTER SOFTWARE--8.2%
Citrix Systems, Inc.* ....................            35,300          2,592,361
J. D. Edwards & Co.* .....................            60,000          2,040,000
HBO & Company ............................            64,100          2,788,350
Microsoft Corporation* ...................            54,700          7,111,000
Oracle Corp.* ............................            34,500          1,234,445
Saville Systems PLC ADR* .................            50,000          2,987,500
                                                                   ------------
                                                                     18,753,656
                                                                   ------------

CONGLOMERATE--3.2%
General Electric Co. .....................            14,200            916,795
Tyco International Ltd. ..................           168,434          6,358,384
                                                                   ------------
                                                                      7,275,179
                                                                   ------------

ENERGY & ENERGY
   SERVICES--4.8%
Diamond Offshore Drilling Inc. ...........            91,300          5,683,425
Nabors Industries Inc.* ..................            29,500          1,213,188
Schlumberger Ltd. ........................            46,600          4,077,500
                                                                   ------------
                                                                     10,974,113
                                                                   ------------

FINANCIAL SERVICES--10.8%
Bank of New York Inc. ....................            50,000          2,353,150
Citicorp .................................            13,300          1,663,338
E*TRADE Group, Inc.* .....................            52,700          1,627,113
First Union Corp. ........................            33,900          1,663,236
Federal Home Loan
   Mortgage Corporation ..................            59,500          2,253,563
Household International Inc. .............            32,100          3,635,325
Money Store Inc. (The) ...................            92,200          2,616,175
Morgan Stanley, Dean Witter,
   Discover & Co. ........................            81,180          3,977,820
Schwab (Charles) Corporation (The) .......           144,000          4,914,000
                                                                   ------------
                                                                     24,703,720
                                                                   ------------

FOOD & BEVERAGES--.5%
PepsiCo., Inc. ...........................            30,000          1,104,390
                                                                   ------------

HEALTH CARE--3.9%
Guidant Corp. ............................           109,800          6,313,500
McKesson Corp. ...........................            24,500          2,629,169
                                                                   ------------
                                                                      8,942,669
                                                                   ------------

INSURANCE--2.1%
American International Group, Inc. .......            47,100          4,807,167
                                                                   ------------

LEISURE &
   ENTERTAINMENT--1.2%
International Game Technology ............           111,000          2,837,492
                                                                   ------------

MEDICAL DEVICES--.8%
ESC Medical Systems Ltd. .................            45,000          1,766,250
                                                                   ------------

THE ALGER FUND
ALGER CAPITAL APPRECIATION PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
October 31, 1997

COMMON STOCKS--(cont'd)                                SHARES          VALUE
                                                       ------          -----
MEDICAL SERVICES--.2%
PhyCor, Inc.* ............................            22,100      $     509,692
                                                                   ------------

OIL & GAS--2.9%
Halliburton Co. ..........................           111,000          6,618,375
                                                                   ------------

PHARMACEUTICALS--13.6%
Bristol Myers Squibb Co. .................            68,200          5,984,550
Elan Corp PLC-ADR* .......................            64,400          3,211,950
Eli Lilly & Company ......................            62,200          4,159,625
Merck & Co., Inc. ........................            23,700          2,115,225
Pfizer Inc. ..............................            54,200          3,834,650
Schering-Plough Corporation ..............            97,000          5,438,110
Warner-Lambert Co. .......................            45,300          6,486,416
                                                                   ------------
                                                                     31,230,526
                                                                   ------------

POLLUTION CONTROL--2.1%
USA Waste Services, Inc.* ................           128,500          4,754,500
                                                                   ------------

RETAILING--5.3%
Home Depot, Inc. .........................           102,450          5,698,780
Nordstrom Inc. ...........................            20,700          1,267,875
Staples Inc.* ............................            54,200          1,422,750
Wal-Mart Stores Inc. .....................           109,500          3,846,188
                                                                   ------------
                                                                     12,235,593
                                                                   ------------

SEMICONDUCTORS--7.4%
Altera Corporation* ......................           130,900          5,808,688
Linear Technology Corporation ............            90,900          5,715,337
Maxim Integrated Products, Inc.* .........            48,300          3,199,875
Texas Instruments, Incorporated ..........            22,000          2,347,136
                                                                   ------------
                                                                     17,071,036
                                                                   ------------

SEMICONDUCTOR
   CAPITAL EQUIPMENT--1.6%
Applied Materials Inc.* ..................            33,300          1,111,388
Teradyne, Inc.* ..........................            71,300          2,669,329
                                                                   ------------
                                                                      3,780,717
                                                                   ------------

Total Common Stocks
   (Cost $187,275,834) ...................                          217,478,716
                                                                   ------------

                                                 PRINCIPAL
SHORT-TERM CORPORATE NOTES--4.6%                   AMOUNT
                                               -------------
Ford Motor Credit Company,
   5.60%, 11/13/97 .......................     $   2,850,000          2,844,680
McDonald's Corp.,
   5.57%, 11/5/97 ........................         7,750,000          7,745,204
                                                                   ------------

Total Short-Term Corporate Notes
   (Cost $10,589,884) ....................                           10,589,884
                                                                   ------------

Total Investments
   (Cost $197,865,718) (a) ...............              99.5%       228,068,600
Other Assets In Excess
   of Liabilities ........................                .5          1,029,378
                                                       -----       ------------

Net Assets ...............................             100.0%      $229,097,978
                                                       =====       ============

*    Non-income producing security.

(a) At October 31, 1997, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $197,865,718, amounted to $30,202,882 which consisted of aggregate gross unrealized appreciation of $33,500,596 and aggregate gross unrealized depreciation of $3,297,714.

                       See Notes to Financial Statements.

THE ALGER FUND
ALGER CAPITAL APPRECIATION PORTFOLIO (i)
Financial Highlights
For a share outstanding throughout the period


                                  CLASS C(vi)(viii)   CLASS A(vii)(viii)                         CLASS B
                                   --------------     --------------    --------------------------------------------------------
                                    THREE MONTHS        TEN MONTHS
                                        ENDED              ENDED                         YEAR ENDED OCTOBER 31,
                                     OCTOBER 31,        OCTOBER 31,     --------------------------------------------------------
                                        1997               1997            1997          1996            1995           1994
                                     ------------     --------------       ----          ----            ----           ----
Net asset value, beginning
  of period .....................    $    27.67     $    21.59        $    21.62   $    18.62      $    11.11      $    10.00
Net investment income (loss) ....          (.05)          (.09)             (.33)        (.34)(ii)      (0.47)(ii)      (0.47)
Net realized and unrealized
  gain (loss)on investments .....         (1.62)          4.67              4.85         3.88            7.98            1.58
Total from investment
  operations                              (1.67)          4.58              4.52         3.54            7.51            1.11
Distributions from
  net realized gains ............            --             --              (.14)        (.54)             --              --
Net asset value, end of period ..    $    26.00     $    26.17        $    26.00   $    21.62      $    18.62      $    11.11
Total Return (iii) ..............        (6.0)%          21.2%             21.0%        19.5%           67.6%           11.1%
Ratios and Supplemental Data:
  Net assets, end of period
 (000's omitted) ................    $      631     $   15,572        $  212,895   $  150,258      $   33,640      $    2,369
  Ratio of expenses
     excluding interest
     to average net assets ......         2.18%          1.45%             2.27%        2.44%           3.26%           4.13%
  Ratio of expenses
     including interest
     to average net assets ......         2.25%          1.53%             2.38%        2.46%(iv)       3.54%(iv)       5.53%(iv)
  Decrease reflected
     in above expense
     ratios due to
     expense reimbursements (v) .            --             --                --           --              --           0.85%
  Ratio of net investment income
     (loss) to average net assets       (1.80)%         (.85)%           (1.72)%       (1.61%)         (3.02%)         (5.12%)
  Portfolio Turnover Rate .......       157.63%        157.63%           157.63%      162.37%         197.65%         231.99%
  Average Commission Rate Paid ..    $    .0702     $    .0702        $    .0702        .0647
  Amount of debt outstanding
     at end of period ...........            --             --                --   $7,700,000              --      $  651,000
  Average amount of debt
     outstanding
     during the period ..........    $2,940,097     $2,940,097        $2,940,097   $  239,966      $  293,153      $  406,864
  Average daily number
     of portfolio shares
     outstanding during
     the period .................     7,739,199      7,739,199         7,739,199    4,852,286         543,270         191,676
  Average amount of
     debt per share
     during the period ..........    $     0.38     $     0.38        $     0.38         0.05      $     0.54      $     2.12


(i) Prior to March 27, 1995, the Alger Capital Appreciation Portfolio was the Alger Leveraged AllCap Portfolio.

(ii)   Amount was computed based on average shares outstanding during the year.

(iii)  Does not reflect the effect of any sales charges.

(iv) Reflects total expenses, including custody fees offset by earnings credits resulting from balances left on deposit. The expense ratios net of earnings credits would have been 2.45% and 3.43% for the years ended October 31, 1996 and 1995, respectively. The expense ratio for the year ended October 31, 1994, has been reduced to reflect the effect of fees offset by earnings credits.

(v) Represents expense reimbursements made pursuant to applicable state expense limits.

(vi)   Initially offered August 1, 1997.

(vii)  Initially offered January 1, 1997.

(viii) Ratios have been annualized; total return has not been annualized.

                       See Notes to Financial Statements.

THE ALGER FUND
ALGER MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS


SHORT-TERM CORPORATE                                 PRINCIPAL
NOTES--121.6%                                         AMOUNT          VALUE
                                                    -----------       -----

AGRICULTURE--3.3%
Cargill, Incorporated,
   5.47%, 12/12/97 .........................       $6,000,000       $  5,962,622
                                                                    ------------

AUTOMOTIVE EQUIPMENT &
   SERVICES--13.0%

Ford Motor Credit Company,
   5.47%, 12/31/97 .........................        6,000,000          5,945,300
General Motors Acceptance Corp.,
   5.50%, 11/4/97 ..........................        8,000,000          7,996,333
Toyota Motor Credit Corporation,
   5.48%, 11/14/97 .........................        9,300,000          9,281,596
                                                                    ------------
                                                                      23,223,229
                                                                    ------------
BANKS--4.5%
Banco Mercantile Del Norte,
   5.51%, 11/18/97 .........................        8,000,000          7,979,184
                                                                    ------------
BROKERAGE--3.3%
Merrill Lynch & Co., Inc.,
   5.62%, 11/3/97 ..........................        6,000,000          5,998,127
                                                                    ------------
BUSINESS & COMPUTER
   SERVICES--5.2%
United Parcel Service of America,
   5.50%, 11/18/97 .........................        9,400,000          9,375,586
                                                                    ------------
COMMUNICATIONS--5.6%
Ameritech Corporation,
   5.45%, 11/24/97 .........................        8,000,000          7,972,144
France Telecom.,
   5.50%, 11/14/97 .........................        2,000,000          1,996,028
                                                                    ------------
                                                                       9,968,172
                                                                    ------------
ELECTRONICS--7.8%
Emerson Electric Co.,
   5.46%, 12/12/97 .........................        2,000,000          1,987,563
Hitachi America, Ltd.,
   5.61%, 11/12/97 .........................        6,000,000          5,989,715
Mitsui & Co. (USA) Inc.,
   5.51%, 11/6/97 ..........................        6,000,000          5,995,408
                                                                    ------------
                                                                      13,972,686
                                                                    ------------
ENERGY &
   ENERGY SERVICES--4.5%
Petrofina Delaware, Incorporated,
   5.51%, 11/12/97 .........................        8,000,000          7,986,531
                                                                    ------------
FINANCE--18.4%
Corporacion Andina de Fomento,
   5.52%, 11/7/97 ..........................       $6,000,000          5,994,480
Countrywide Home Loans Inc.
   5.60%, 1/5/98 ...........................        6,250,000          6,186,806
IBM Credit Corporation,
   5.46%,12/12/97 ..........................        6,000,000          5,962,690
IMI Funding Corporation (USA),
   5.53%, 11/12/97 .........................        2,750,000          2,745,353
Industrial Funding Corp.,
   5.61%, 12/18/97 .........................        6,250,000          6,204,225
USAA Capital Corporation
   5.51%, 11/5/97 ..........................        6,000,000          5,996,327
                                                                    ------------
                                                                      33,089,881
                                                                    ------------
FOODS & BEVERAGES--4.7%
Coca-Cola Company, The,
   5.39%, 11/20/97 .........................        8,500,000          8,475,820
                                                                    ------------
INSURANCE--6.7%
Aetna Services Inc.,
   5.61%, 11/7/97 ..........................        6,000,000          5,994,490
A.I. Credit Corporation,
   5.67%, 11/3/97 ..........................        6,000,000          5,998,110
                                                                    ------------
                                                                      11,992,600
                                                                    ------------
LEASING--3.4%
International Lease Finance
   Corporation,
   5.54%, 1/8/98 ...........................        6,250,000          6,184,597
                                                                    ------------
MACHINERY &
   EQUIPMENT--1.8%
Cooperative Association of
   Tractor Dealers Inc.,
   5.53%, 11/3/97 ..........................        3,150,000          3,149,032
                                                                    ------------
MORTGAGE COMPANIES--4.5%
Reliastar Mortgage Corp.,
   5.51%, 11/13/97 .........................        8,100,000          8,085,123
                                                                    ------------
REAL ESTATE--5.0%
Halifax Building Society,
   5.45%, 11/13/97 .........................        9,000,000          8,983,650
                                                                    ------------

THE ALGER FUND                                                              -27-
ALGER MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)


SHORT-TERM CORPORATE                                PRINCIPAL
NOTES--(CONT.)                                       AMOUNT          VALUE
                                                   -----------       -----
RETAIL-FOOD CHAINS--2.9%
Southland Corporation
   5.53%, 11/5/97 ..........................      $5,200,000       $  5,196,805
                                                                   ------------

TELECOMMUNICATIONS--2.4%
AT&T Corp.,
   5.55%, 11/6/97 ..........................       4,300,000          4,296,685
                                                                   ------------

TELEPHONES--3.3%
BellSouth Telecommunications Inc.,
   5.48%, 11/4/97 ..........................       6,000,000          5,997,260
                                                                   ------------

TRADING COMPANY--3.4%
Mitsubishi International Corporation,
   5.65%, 11/3/97 ..........................       6,000,000          5,998,117
                                                                   ------------

UTILITIES--17.9%
Consolidated Natural Gas Company,
   5.48%, 11/7/97 ..........................       6,000,000          5,994,520
Delmarva Power & Light Company,
   5.60%, 11/21/97 .........................      $6,000,000          5,981,333
GTE Corporation,
   5.60%, 11/26/97 .........................       6,250,000          6,225,695
National Power PLC,
   5.62%, 11/7/97 ..........................       8,000,000          7,992,640
New England Power Company,
   5.60%, 11/10/97 .........................       6,000,000          5,991,600
                                                                   ------------
                                                                     32,185,788
                                                                   ------------
Total Investments
   (Cost $218,101,495) (a)..................           121.6%       218,101,495
Liabilities in Excess of
   Others Assets............................           (21.6)       (38,694,244)
                                                       -----        -----------
Net Assets..................................           100.0%      $179,407,251
                                                       =====       ============



(a) At October 31, 1997, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes

                       See Notes to Financial Statements.

THE ALGER FUND                                                              -28-
ALGER MONEY MARKET PORTFOLIO
Financial Highlights
For a share outstanding throughout the year


                                                                              YEAR ENDED OCTOBER 31,
                                                    ----------------------------------------------------------------------------
                                                       1997             1996             1995              1994             1993
                                                       ----             ----             ----              ----             ----

Net asset value, beginning of year...........       $ 1.0000         $ 1.0000          $ 1.0000         $ 1.0000         $ 1.0000
Net investment income........................          .0479            .0521             .0573            .0374            .0304
Dividends from net investment
   income....................................         (.0479)          (.0521)           (.0573)          (.0374)          (.0304)
Net asset value, end of year.................       $ 1.0000         $ 1.0000          $ 1.0000         $ 1.0000         $ 1.0000
Total Return.................................           4.9%             5.3%              5.9%             3.8%             3.1%
Ratios and Supplemental Data:
  Net assets, end of year
     (000's omitted).........................       $179,407         $285,702          $185,822         $163,170         $126,567
  Ratio of expenses to average
     net assets..............................           .81%             .41%(i)           .29%(i)          .27%(i)          .41%(i)
  Decrease reflected in above
     expense ratios due to
     expense reimbursements
     and management fee
     waivers.................................            --%             .38%              .50%             .50%             .50%
  Ratio of net investment income
     to average net assets...................          4.76%            5.18%             5.73%            3.78%            3.04%



(i) Reflects total expenses (net of expense reimbursements and management fee waivers), including custody fees offset by earnings credits resulting from balances left on deposit. The expense ratios net of earnings credits would have been .40% and .27% for the years ended October 31, 1996 and 1995, respectively. Expense ratios for the years ended prior to October 31, 1995, have been reduced to reflect the effect of fees offset by earnings credits, if any.

                       See Notes to Financial Statements.

THE ALGER FUND                                                              -29-
STATEMENTS OF ASSETS AND  LIABILITIES
(in thousands,  except per share amounts)
October 31, 1997

                                                                        SMALL                                CAPITAL
                                                                      CAPITAL-                  MIDCAP        APPRE-        MONEY
                                                         GROWTH        IZATION     BALANCED     GROWTH        CIATION      MARKET
ASSETS:                                                 PORTFOLIO     PORTFOLIO    PORTFOLIO   PORTFOLIO     PORTFOLIO    PORTFOLIO
                                                        ---------     ---------    ---------   ---------     ---------    ---------
Investments in securities, at value
   (identified cost*)-see accompany-
   ing schedules of investments ......................   $ 369,207    $ 566,501    $  13,319    $ 172,661    $ 228,069    $ 218,101
Cash .................................................         104           70           65           47           59          325
Receivable for investment securities sold ............      14,839       11,494          343        4,141        7,513         --
Receivable for shares of beneficial
    interest sold ....................................       2,737       30,851           19        2,238        6,862          594
Dividends and interest
   receivable ........................................          64          155           79           21           44         --
Prepaid expenses and other assets ....................          34           43           11           20           37           11
                                                         ---------    ---------    ---------    ---------    ---------    ---------
    Total Assets .....................................     386,985      609,114       13,836      179,128      242,584      219,031
                                                         ---------    ---------    ---------    ---------    ---------    ---------

LIABILITIES:
Payable for investment
   securities purchased ..............................      28,454         --            613        6,607       12,629         --
Payable for shares of beneficial
   interest redeemed .................................         236          761           13          122          230       39,296
Interest payable .....................................        --           --           --           --             87         --
Accrued investment management fees ...................         241          458            9          125          173           82
Accrued distribution fees ............................         205          386            8          113          143         --
Accrued shareholder servicing fees ...................          80          135            3           39           51         --
Dividends payable-Note 2(c) ..........................        --           --           --           --           --             39
Accrued expenses .....................................         279          389           30          127          173          207
                                                         ---------    ---------    ---------    ---------    ---------    ---------
    Total Liabilities ................................      29,495        2,129          676        7,133       13,486       39,624
                                                         ---------    ---------    ---------    ---------    ---------    ---------
NET ASSETS ...........................................   $ 357,490    $ 606,985    $  13,160    $ 171,995    $ 229,098    $ 179,407
                                                         =========    =========    =========    =========    =========    =========

Net Assets Consist of:
   Paid-in capital ...................................   $ 253,685    $ 471,504    $   9,792    $ 130,062    $ 184,978    $ 179,487
  Undistributed net investment
     income (accumulated loss) .......................      (7,662)     (35,019)         (55)      (4,426)      (5,158)        --
  Undistributed net realized
     gain (accumulated loss) .........................      50,213       40,743        1,853       22,199       19,075          (80)
  Net unrealized appreciation ........................      61,254      129,757        1,570       24,160       30,203         --
                                                         ---------    ---------    ---------    ---------    ---------    ---------
NET ASSETS ...........................................   $ 357,490    $ 606,985    $  13,160    $ 171,995    $ 229,098    $ 179,407
                                                         =========    =========    =========    =========    =========    =========

Class A
  Net Asset Value Per Share ..........................   $   11.58    $   10.35    $   16.58    $   22.46    $   26.17         --
                                                         =========    =========    =========    =========    =========    =========
  Offering Price Per Share ...........................   $   12.16    $   10.87    $   17.41    $   23.58      $ 27,48         --
                                                         =========    =========    =========    =========    =========    =========
Class B
  Net Asset Value and Offering Price Per Share .......   $   11.50    $   10.29    $   16.48    $   22.33    $   26.00    $    1.00
                                                         =========    =========    =========    =========    =========    =========
Class C
  Net Asset Value and Offering Price Per Share .......   $   11.50    $   10.29    $   16.49    $   22.33    $   26.00         --
                                                         =========    =========    =========    =========    =========    =========
Shares of beneficial interest outstanding-Note 6
  Class A ............................................       4,516        2,511           28          242          595         --
                                                         =========    =========    =========    =========    =========    =========
  Class B ............................................      26,510       56,448          768        7,454        8,189      179,487
                                                         =========    =========    =========    =========    =========    =========
  Class C ............................................          17           33            3            4           24         --
                                                         =========    =========    =========    =========    =========    =========
*Identified cost .....................................   $ 307,953    $ 436,744    $  11,749    $ 148,501    $ 197,866    $ 218,101
                                                         =========    =========    =========    =========    =========    =========

                                                 See Notes to Financial Statements.

THE ALGER FUND                                                              -30-
STATEMENTS OF OPERATIONS (in thousands)
For the year ended October 31, 1997

                                                                         SMALL                                CAPITAL
                                                                       CAPITAL-                  MIDCAP        APPRE-        MONEY
                                                         GROWTH         IZATION     BALANCED     GROWTH        CIATION      MARKET
INVESTMENT INCOME:                                      PORTFOLIO      PORTFOLIO    PORTFOLIO   PORTFOLIO     PORTFOLIO    PORTFOLIO
                                                        ---------      ---------    ---------   ---------     ---------    ---------
Income:
  Dividends ...........................................    $  2,179     $  1,177     $     60    $    439     $  1,091     $   --
  Interest ............................................         836        1,449          314         514          140       12,304
                                                           --------     --------     --------    --------     --------     --------
  Total Income ........................................       3,015        2,626          374         953        1,231       12,304
Expenses:
  Management fees-Note 3(a) ...........................       2,396        4,715           96       1,236        1,587        1,104
  Distribution fees-Note 3(b):
    Class B ...........................................       2,190        4,083           95       1,137        1,353         --
    Class C ...........................................        --           --           --          --              1         --
  Shareholder servicing fees-Note 3(f) ................         799        1,387           32         386          467         --
  Interest on line of credit utilized-Note 5 ..........        --           --           --          --            192         --
  Custodian fees ......................................          54           98           10          35           36           41
  Transfer agent fees and
     expenses-Note 3(e) ...............................         755        1,222           55         393          633          520
  Professional fees ...................................          32           34           19          28           19           11
  Trustees' fees ......................................           5            5            5           5            5            5
  Registration fees ...................................          97          125           49          82           59           89
  Miscellaneous .......................................          86          146            7          63           33           28
                                                           --------     --------     --------    --------     --------     --------
  Total Expenses ......................................       6,414       11,815          368       3,365        4,385        1,798
                                                           --------     --------     --------    --------     --------     --------
NET INVESTMENT
   INCOME (LOSS) ......................................      (3,399)      (9,189)           6      (2,412)      (3,154)      10,506
                                                           --------     --------     --------    --------     --------     --------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments ...............      48,794       28,698        1,856      21,535       17,357          (16)
Net change in unrealized appreciation
  on investments ......................................      21,432       42,118          316      10,912       18,233         --
                                                           --------     --------     --------    --------     --------     --------
Net realized and unrealized
  gain (loss) on investments ..........................      70,226       70,816        2,172      32,447       35,590          (16)
                                                           --------     --------     --------    --------     --------     --------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ..........................    $ 66,827     $ 61,627     $  2,178    $ 30,035     $ 32,436     $ 10,490
                                                           --------     --------     --------    --------     --------     --------

THE ALGER FUND                                                              -31-
ALGER CAPITAL APPRECIATION  PORTFOLIO
STATEMENT OF CASH FLOWS (in thousands)
For the year ended October 31, 1997

Increase (decrease) in cash:
Cash flows from operating activities:
    Dividends received ............................................   $   1,073
    Interest received .............................................         140
    Interest paid .................................................        (117)
    Operating expenses paid .......................................      (4,070)
    Purchase of investment securities .............................    (308,958)
    Purchase of short-term securities, net ........................     (10,591)
    Proceeds from disposition of investment securities ............     289,114
    Other .........................................................         (35)
                                                                      ---------

        Net cash used in operating activities .....................     (33,444)
                                                                      ---------

Cash flows from financing activities:
       Dividends paid .............................................        (970)
    Proceeds from shares sold and dividends reinvested ............     388,484
    Payments on shares redeemed ...................................    (346,392)
    Decrease in bank loan payable .................................      (7,700)
                                                                      ---------

           Net cash provided by financing activities ..............      33,422
                                                                      ---------

Net decrease in cash ..............................................         (22)
Cash--beginning of year ...........................................          81
                                                                      ---------
Cash--end of year .................................................   $      59
                                                                      =========



Reconciliation of net increase in net assets to net cash used in operating activities:

       Net increase in net assets resulting from operations .......   $  32,436
       Increase in investments ....................................     (32,623)
       Increase in interest and dividends receivable ..............         (18)
       Increase in receivable for investment securities sold ......      (3,274)
       Increase in payable for investment securities purchased ....       5,461
       Net realized gain ..........................................     (17,357)
       Net increase in unrealized appreciation ....................     (18,233)
       Increase in accrued expenses and other liabilities .........         198
       Net increase in other assets ...............................         (34)
                                                                      ---------
           Net cash used in operating activities ..................   $ (33,444)
                                                                      =========

                       See Notes to Financial Statements.

THE ALGER FUND                                                              -32-
STATEMENTS OF CHANGES IN NET ASSETS (in thousands)
For the year ended October 31, 1997

                                                                     SMALL                                    CAPITAL
                                                                   CAPITAL-                     MIDCAP        APPRE-         MONEY
                                                     GROWTH         IZATION      BALANCED       GROWTH        CIATION       MARKET
                                                    PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                    ---------      ---------     ---------     ---------     ---------     ---------

Net investment income (loss) ...................    $  (3,399)    $  (9,189)    $       6     $  (2,412)    $  (3,154)    $  10,506
Net realized gain (loss)
   on investments ..............................       48,794        28,698         1,856        21,535        17,357           (16)
Net change in unrealized
   appreciation on investments .................       21,432        42,118           316        10,912        18,233          --
                                                    ---------     ---------     ---------     ---------     ---------     ---------
    Net increase in net assets
       resulting from operations ...............       66,827        61,627         2,178        30,035        32,436        10,490
Dividends to shareholders-Class B:
  Net investment income ........................         --            --             (50)         --            --         (10,506)
  Net realized gains ...........................       (8,740)      (93,115)         (288)       (3,458)         (970)         --
Additional paid-in capital .....................         --             578          --            --            --            --
Net increase (decrease)from shares of beneficial
  interest transactions-Note 6:

  Class A ......................................       45,431        23,494           417         4,665        14,238          --
  Class B ......................................      (12,447)       60,181        (2,639)       14,976        32,464      (106,279)
  Class C ......................................          212           348            50            91           672          --
                                                    ---------     ---------     ---------     ---------     ---------     ---------
      Total increase (decrease) ................       91,283        53,113          (332)       46,309        78,840      (106,295)
Net Assets:
   Beginning of year ...........................      266,207       553,872        13,492       125,686       150,258       285,702
                                                    ---------     ---------     ---------     ---------     ---------     ---------
  End of year ..................................      357,490       606,985        13,160       171,995       229,098       179,407


Undistributed net investment
   income (accumulated loss) ...................    $  (7,662)    $ (35,019)    $     (55)    $  (4,426)    $  (5,158)    $   --
                                                    =========     =========     =========     =========     =========     =========



THE ALGER FUND
STATEMENTS OF CHANGES IN NET ASSETS (in thousands)
For the year ended October 31, 1996

                                                                     SMALL                                    CAPITAL
                                                                   CAPITAL-                     MIDCAP        APPRE-         MONEY
                                                     GROWTH         IZATION      BALANCED       GROWTH        CIATION       MARKET
                                                    PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                    ---------      ---------     ---------     ---------     ---------     ---------
Net investment income (loss) ...................    $  (1,857)    $  (8,359)    $      51     $  (1,197)    $  (1,631)    $  12,586
Net realized gain (loss)
   on investments ..............................        8,966        94,157           280         3,375         2,538           (14)
Net change in unrealized
   appreciation on investments .................       10,513       (69,790)          399         3,534        10,813          --
                                                    ---------     ---------     ---------     ---------     ---------     ---------
    Net increase in net assets
       resulting from operations ...............       17,622        16,008           730         5,712        11,720        12,572
Dividends to shareholders:
  Net investment income ........................         --            --              (7)         --            --         (12,586)
  Net realized gains ...........................      (10,925)      (26,253)         (125)       (3,809)       (1,331)         --
Net increase from shares of beneficial
   interest transactions-Note 6 ................      105,226       100,399         6,680        69,767       106,229        99,894
                                                    ---------     ---------     ---------     ---------     ---------     ---------
      Total increase ...........................      111,923        90,154         7,278        71,670       116,618        99,880
Net Assets:
   Beginning of year ...........................      154,284       463,718         6,214        54,016        33,640       185,822
                                                    ---------     ---------     ---------     ---------     ---------     ---------
   End of year .................................    $ 266,207     $ 553,872     $  13,492     $ 125,686     $ 150,258     $ 285,702
                                                    =========     =========     =========     =========     =========     =========
Undistributed net investment
   income (accumulated loss) ...................    $  (4,263)    $ (25,830)    $     (11)    $  (2,014)    $  (2,004)    $   --
                                                    =========     =========     =========     =========     =========     =========

                                                 See Notes to Financial Statements.

THE ALGER FUND                                                              -33-
NOTES TO FINANCIAL STATEMENTS
NOTE 1- General:

      The Alger Fund (the "Fund") is a diversified, open-end registered investment company organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts. The Fund operates as a series company currently issuing an unlimited number of shares of beneficial interest in six portfolios--Growth Portfolio, Small Capitalization Portfolio, Balanced Portfolio, MidCap Growth Portfolio, Capital Appreciation Portfolio and Money Market Portfolio (the "Portfolios"). The Growth Portfolio, Small Capitalization Portfolio, MidCap Growth Portfolio and Capital Appreciation Portfolio normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation. The Balanced Portfolio's investment objectives are current income and long-term capital appreciation which it seeks to achieve through investing in equity and fixed income securities.

       Each Portfolio, other than the Money Market Portfolio, offers Class A, Class B and Class C shares. Class A and Class C shares were first offered on January 1, 1997 and August 1, 1997, respectively. Class A shares are generally subject to an initial sales charge while Class B and Class C shares are generally subject to a deferred sales charge. Class B and Class C shares held for eight and twelve years, respectively, after the end of the calendar month in which the order to purchase was accepted, convert to Class A shares. The conversion is completed without the imposition of any sales charges or other fees. Each class has identical rights to assets and earnings except that only Class B and Class C shares have plans of distribution and bear the related expenses.

NOTE 2- Significant Accounting Policies:

(a) INVESTMENT VALUATION: Investments of the Portfolios, other than the Money Market Portfolio, are valued on each day the New York Stock Exchange (the "NYSE") is open as of the close of the NYSE (normally 4:00 p.m. Eastern time). Listed and unlisted securities for which such information is regularly reported are valued at the last reported sales price or, in the absence of reported sales, at the mean between the bid and asked price or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

      Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

      The investments of the Money Market Portfolio, and short-term securities held by the other Portfolios having a remaining maturity of sixty days or less, are valued at amortized cost which approximates market value.

(b) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.

(c) DIVIDENDS TO SHAREHOLDERS: Dividends payable to shareholders are recorded on the ex-dividend date.

      The Money Market Portfolio declares dividends daily from net investment income; such dividends are paid monthly. The dividends from net investment income of the other Portfolios are declared and paid annually.

      With respect to all Portfolios, dividends from net realized gains, offset by any loss carryforward, are declared and paid annually after the end of the fiscal year in which earned. Each class is treated separately in determining the amounts of dividends of investment income and distributions of capital gains payable to holders of its shares.

(d) FEDERAL INCOME TAXES: It is each Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its share-

THE ALGER FUND                                                              -34-
NOTES TO FINANCIAL STATEMENTS (Continued)

holders. Provided a Portfolio maintains such compliance, no federal income tax provision is required. Each Portfolio is treated as a separate entity for the purpose of determining such compliance. At October 31, 1997, the net capital loss carryforwards of the Money Market Portfolio which may be used to offset future net realized gains were approximately $78,000, and expire between 1998 and 2005.

(e) ALLOCATION METHODS: The Fund accounts separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses which are applicable to all Portfolios are allocated among them. Income, realized and unrealized gains and losses, and expenses of each Portfolio, other than the Money Market Portfolio, are allocated among the Portfolio's classes based on relative net assets, with the exception of distribution fees which are only applicable to Class B and Class C shares.

(f) OTHER: These financial statements have been prepared using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates.

NOTE 3- Investment Management Fees and Other Transactions with Affiliates:

(a) INVESTMENT MANAGEMENT FEES: Fees incurred by each Portfolio, pursuant to the provisions of Investment Management Agreements (the "Agreements") with Fred
Alger Management, Inc. ("Alger Management"), are payable monthly and are computed based on the value of the average daily net assets of each Portfolio at the following annual rates:

  Growth Portfolio............................................   .75%
  Small Capitalization Portfolio..............................   .85
  Balanced Portfolio..........................................   .75
  MidCap Growth Portfolio.....................................   .80
  Capital Appreciation Portfolio..............................   .85
  Money Market Portfolio......................................   .50

(b) DISTRIBUTION FEES: Class B Shares--The Fund has adopted an Amended and Restated Plan of Distribution (the "Plan") pursuant to which Class B shares of each Portfolio, other than the Money Market Portfolio, reimburse Fred Alger & Company, Incorporated, the Fund's distributor (the "Distributor"), for costs and expenses incurred by the Distributor in connection with advertising and marketing Class B shares of the Fund's Portfolios. The distribution fee is not to exceed an annual rate of .75% of the respective average daily net assets of the Class B shares of the designated Portfolios. If in any month, the costs incurred by the Distributor relating to the Class B shares are in excess of the distribution fees charged to the Portfolios, the excess may be carried forward, with interest, and sought to be reimbursed in future periods. As of October 31, 1997, such excess carried forward was approximately $7,605,000, $16,444,000, $225,000, $3,218,000 and $2,124,000 for Class B shares of the Growth Portfolio, the Small Capitalization Portfolio, the Balanced Portfolio, the MidCap Growth Portfolio, and the Capital Appreciation Portfolio, respectively. Contingent deferred sales charges imposed on redemptions of Class B shares will reduce the amount of distribution expenses for which reimbursement may be sought. See Note 3(c) below.

Class C Shares--The Fund has adopted a Distribution Plan pursuant to which Class C shares of each Portfolio, other than the Money Market Portfolio, pay the Distributor a fee at the annual rate of .75% of the respective average daily net assets of the Class C shares of the designated Portfolios to compensate the Distributor for its activities and expenses in distributing the Class C shares. The fees charged may be more or less than the expenses incurred by the Distributor.

The Distributor has entered into arrangements with broker/dealers for the sale of Class B shares and Class C shares of certain of the Fund's Portfolios. In connec-

THE ALGER FUND                                                              -35-
NOTES TO FINANCIAL STATEMENTS (Continued)

tion with these arrangements, the Distributor has agreed to make payments to these broker/dealers with respect to the Class B shares and Class C shares sold.

(c) SALES CHARGES: The purchases and sales of shares of the Fund, other than the Money Market Portfolio, may be subject to initial sales charges or contingent deferred sales charges. For the year ended October 31, 1997, the initial sales charges and contingent deferred sales charges retained by the Distributor were approximately $108,000 and $3,914,000, respectively. The contingent deferred sales charges are used by the Distributor to offset distribution expenses previously incurred. Sales charges do not represent expenses of the Fund.

(d) BROKERAGE COMMISSIONS: During the year ended October 31, 1997, the Growth Portfolio, the Small Capitalization Portfolio, the Balanced Portfolio, the MidCap Growth Portfolio and the Capital Appreciation Portfolio paid the Distributor commissions of $796,176, $1,107,011, $21,482, $436,141 and $514,917,
respectively, in connection with securities transactions.

(e) TRANSFER AGENT FEES AND EXPENSES: Alger Shareholder Services, Inc. ("Alger Services"), an affiliate of Alger Management, serves as transfer agent for the Fund. During the year ended October 31, 1997, the Growth Portfolio, the Small Capitalization Portfolio, the Balanced Portfolio, the MidCap Growth Portfolio, the Capital Appreciation Portfolio and the Money Market Portfolio incurred fees of $496,410, $888,000, $45,175, $308,175, $515,700 and $368,220, respectively, for services provided by Alger Services. In addition, during the year ended October 31, 1997, the Growth Portfolio, the Small Capitalization Portfolio, the Balanced Portfolio, the MidCap Growth Portfolio, the Capital Appreciation Portfolio and the Money Market Portfolio reimbursed Alger Services $258,800, $333,800, $10,265, $85,200, $116,800 and $151,820, respectively, for transfer agent related expenses paid by Alger Services on behalf of the Portfolios.

(f) SHAREHOLDER SERVICING FEES: The Fund has entered into a shareholder servicing agreement with the Distributor whereby the Distributor provides each Portfolio, other than the Money Market Portfolio, with ongoing servicing of shareholder accounts. As compensation for such services, each designated Portfolio pays the Distributor a monthly fee at an annual rate equal to .25% of
the  Portfolios'   average  daily  net  assets.

(g) OTHER TRANSACTIONS WITH AFFILIATES: During the year ended October 31, 1997, Alger Management contributed additional paid-in capital of approximately $577,653 to the Small Capitalization Portfolio for the purpose of correcting an error.

NOTE 4- Securities Transactions:

      The following summarizes the securities transactions by the Fund, other than short-term securities, for the year ended October 31, 1997 (in thousands):

                                                    Purchases            Sales
                                                    ---------            -----

Growth Portfolio .........................           $392,283           $385,253
Small Capitalization
  Portfolio ..............................            629,143            668,489
Balanced Portfolio .......................             12,730             14,418
MidCap Growth
  Portfolio ..............................            248,627            233,252
Capital Appreciation
  Portfolio ..............................            314,419            292,384


NOTE 5- Lines of Credit:

      The Capital Appreciation Portfolio has lines of credit with banks whereby it may borrow up to 1/3 of the value of its assets, as defined, up to a maximum of $45,000,000. Such borrowings have variable interest rates and are payable on demand. For the year ended October 31, 1997, the Portfolio had borrowings which averaged $2,940,097 at a weighted average interest rate of 6.43%.

THE ALGER FUND                                                              -36-
NOTES TO FINANCIAL STATEMENTS (Continued)

NOTE 6- Share Capital:

The Fund has an unlimited number of authorized shares of beneficial interest of $.001 par value which are presently divided into six series. Each series, other than the Money Market Portfolio, is divided into three separate classes. During the year ended October 31, 1997, transactions of shares of beneficial interest were as follows:

                                                             FOR THE YEAR ENDED                           FOR THE YEAR ENDED
                                                              OCTOBER 31, 1997                             OCTOBER 31, 1996
                                                         SHARES               AMOUNT                 SHARES                AMOUNT
                                                         ------               ------                 ------                ------
Alger Growth Portfolio
  Class A:*
    Shares sold ............................            5,044,972       $    51,947,397                  --                    --
    Shares converted from Class B ..........            2,227,219            22,695,978                  --                    --
                                                    -------------       ---------------         -------------       ---------------
                                                        7,272,191            74,643,375                  --                    --
    Shares redeemed ........................           (2,756,124)          (29,211,908)                 --                    --
                                                    -------------       ---------------         -------------       ---------------
    Net increase ...........................            4,516,067       $    45,431,467                  --                    --
                                                    =============       ===============         =============       ===============
  Class B:
    Shares sold ............................           19,936,199       $   209,548,326            20,439,840       $   185,976,149
    Dividends reinvested ...................              887,671             8,477,253             1,233,917            10,587,010
                                                    -------------       ---------------         -------------       ---------------
                                                       20,823,870           218,025,579            21,673,757           196,563,159
    Shares converted to Class A ............           (2,233,829)          (22,695,978)                 --
    Shares redeemed ........................          (20,141,745)         (207,776,866)          (10,053,996)          (91,337,193)
                                                    -------------       ---------------         -------------       ---------------
    Net increase (decrease) ................           (1,551,704)      $   (12,447,265)           11,619,761       $   105,225,966
                                                    =============       ===============         =============       ===============
  Class C:**
    Shares sold ............................               22,512       $       273,258                  --                    --
    Shares redeemed ........................               (5,189)              (61,432)                 --                    --
                                                    -------------       ---------------         -------------       ---------------
    Net increase ...........................               17,323       $       211,826                  --                    --
                                                    =============       ===============         =============       ===============

Alger Small Capitalization Portfolio
  Class A:*
    Shares sold.............................            7,681,584       $    75,848,391                  --                    --
    Shares converted from Class B...........            1,829,173            17,139,109
                                                    -------------       ---------------         -------------       ---------------
                                                        9,510,757            92,987,500                  --                    --
    Shares redeemed.........................           (6,999,709)          (69,493,610)                 --                    --
                                                    -------------       ---------------         -------------       ---------------
    Net increase............................            2,511,048       $    23,493,890                  --                    --
                                                    =============       ===============         =============       ===============
  Class B:
    Shares sold.............................          106,288,557       $ 1,038,455,771            65,877,346       $   715,329,513
    Dividends reinvested....................            9,868,408            89,901,198             2,431,612            25,264,448
                                                    -------------       ---------------         -------------       ---------------
                                                      116,156,965         1,128,356,969            68,308,958           740,593,961
    Shares converted to Class A.............           (1,835,958)          (17,139,109)                 --                    --
    Shares redeemed.........................         (108,877,400)       (1,051,036,361)          (58,979,523)         (640,194,617)
                                                    -------------       ---------------         -------------       ---------------
    Net increase............................            5,443,607       $    60,181,499             9,329,435       $   100,399,344
                                                    =============       ===============         =============       ===============


  Class C:**
    Shares sold.............................               42,583       $       451,031             --                         --
    Shares redeemed.........................               (9,782)             (102,933)            --                         --
                                                    -------------       ---------------         -------------       ---------------
    Net increase............................               32,801       $       348,098             --                         --
                                                    =============       ===============         =============       ===============

THE ALGER FUND                                                              -37-
NOTES TO FINANCIAL STATEMENTS (Continued)

                                                             FOR THE YEAR ENDED                           FOR THE YEAR ENDED
                                                              OCTOBER 31, 1997                             OCTOBER 31, 1996
                                                         SHARES               AMOUNT                 SHARES                AMOUNT
                                                         ------               ------                 ------                ------
Alger Balanced Portfolio
  Class A:*
    Shares sold ............................               19,407       $       305,198                  --                    --
    Shares converted from Class B ..........               13,383               192,101                  --                    --
                                                    -------------       ---------------         -------------       ---------------
                                                           32,790               497,299                  --                    --
    Shares redeemed ........................               (5,110)              (80,451)                 --                    --
                                                    -------------       ---------------         -------------       ---------------
    Net increase ...........................               27,680       $       416,848                  --                    --
                                                    =============       ===============         =============       ===============
  Class B:
    Shares sold ............................              626,022       $     9,511,649             1,054,356       $    14,459,376
    Dividends reinvested ...................               23,152               328,056                 9,599               129,105
                                                    -------------       ---------------         -------------       ---------------
                                                          649,174             9,839,705             1,063,955            14,588,481
    Shares converted to Class A ............              (13,405)             (192,101)                 --                    --
    Shares redeemed ........................             (817,576)          (12,286,748)             (571,454)           (7,908,926)
                                                    -------------       ---------------         -------------       ---------------
    Net increase (decrease) ................             (181,807)      $    (2,639,144)              492,501       $     6,679,555
                                                    =============       ===============         =============       ===============
  Class C:**
    Shares sold ............................                3,179       $        54,326                  --                    --
    Shares redeemed ........................                 (259)               (4,321)                 --                    --
                                                    -------------       ---------------         -------------       ---------------
    Net increase ...........................                2,920       $        50,005                  --                    --
                                                    =============       ===============         =============       ===============
Alger MidCapGrowth Portfolio
  Class A:*
    Shares sold ............................            1,533,288       $    31,807,270                  --                    --
    Shares converted from Class B ..........              148,365             2,732,385                  --                    --
                                                        1,681,653            34,539,655                  --                    --
    Shares redeemed ........................           (1,439,653)          (29,874,723)                 --                    --
                                                    -------------       ---------------         -------------       ---------------
    Net increase ...........................              242,000       $     4,664,932                  --                    --
                                                    =============       ===============         =============       ===============
  Class B:
    Shares sold ............................            6,111,087       $   124,416,537             5,967,864       $   109,772,851
    Dividends reinvested ...................              176,660             3,335,332               208,813             3,587,405
                                                    -------------       ---------------         -------------       ---------------
                                                        6,287,747           127,751,869             6,176,677           113,360,256
    Shares converted to Class A ............             (148,651)           (2,732,385)                 --                    --
    Shares redeemed ........................           (5,345,132)         (110,043,722)           (2,369,463)          (43,593,307)
                                                    -------------       ---------------         -------------       ---------------
    Net increase ...........................              793,964       $    14,975,762             3,807,214       $    69,766,949
                                                    =============       ===============         =============       ===============
  Class C:**
    Shares sold ............................                5,118       $       120,922                  --                    --
    Shares redeemed ........................               (1,348)              (29,837)                 --                    --
                                                    -------------       ---------------         -------------       ---------------
    Net increase ...........................                3,770       $        91,085                  --                    --
                                                    =============       ===============         =============       ===============

THE ALGER FUND                                                              -38-
NOTES TO FINANCIAL STATEMENTS (Continued)

                                                             FOR THE YEAR ENDED                           FOR THE YEAR ENDED
                                                              OCTOBER 31, 1997                             OCTOBER 31, 1996
                                                         SHARES               AMOUNT                 SHARES                AMOUNT
                                                         ------               ------                 ------                ------
Alger Capital Appreciation Portfolio
  Class A:*
    Shares sold ............................            3,241,124       $    82,052,318                  --                    --
    Shares converted from Class B ..........              233,151             5,186,684                  --                    --
                                                    -------------       ---------------         -------------       ---------------
                                                        3,474,275            87,239,002                  --                    --
    Shares redeemed ........................           (2,879,210)          (73,001,214)                 --                    --
                                                    -------------       ---------------         -------------       ---------------
    Net increase ...........................              595,065       $    14,237,788                  --                    --
                                                    =============       ===============         =============       ===============
  Class B:
    Shares sold ............................           12,410,336       $   304,603,104             9,017,193       $   187,170,688
    Dividends reinvested ...................               43,004               941,804                69,287             1,293,585
                                                    -------------       ---------------         -------------       ---------------
                                                       12,453,340           305,544,908             9,086,480           188,464,273
    Shares converted to Class A ............             (233,764)           (5,186,684)                 --                    --
    Shares redeemed ........................          (10,979,223)         (267,894,646)           (3,944,113)          (82,235,369)
                                                    -------------       ---------------         -------------       ---------------
    Net increase ...........................            1,240,353       $    32,463,578             5,142,367       $   106,228,904
                                                    =============       ===============         =============       ===============
  Class C:**
    Shares sold ............................               36,710       $     1,019,125                  --                    --
    Shares redeemed ........................              (12,451)             (346,883)                 --                    --
                                                    -------------       ---------------         -------------       ---------------
    Net increase ...........................               24,259       $       672,242                  --                    --
                                                    =============       ===============         =============       ===============
Alger Money Market Portfolio
    Shares sold ............................        1,583,643,437       $ 1,583,643,437           903,938,157       $   903,938,157
    Dividends reinvested ...................            9,418,392             9,418,392            11,911,938            11,911,938
                                                    -------------       ---------------         -------------       ---------------
                                                    1,593,061,829         1,593,061,829           915,850,095           915,850,095
    Shares redeemed ........................       (1,699,340,499)       (1,699,340,499)         (815,956,070)         (815,956,070)
                                                    -------------       ---------------         -------------       ---------------
    Net increase (decrease) ................         (106,278,670)      $  (106,278,670)           99,894,025       $    99,894,025
                                                    =============       ===============         =============       ===============

-------------------
 * Initially offered January 1, 1997.
** Initially offered August 1, 1997.

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS                -39-

To the Shareholders and
  Board of Trustees of The Alger Fund:

      We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The Alger Fund (a Massachusetts business trust comprising, respectively, the Growth Portfolio, Small Capitalization Portfolio, Balanced Portfolio, MidCap Growth Portfolio, Capital Appreciation Portfolio and Money Market Portfolio) as of October 31, 1997, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting The Alger Fund as of October 31, 1997, the results of their operations and cash flows for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with generally accepted accounting principles.

                                                    ARTHUR ANDERSEN LLP

New York, New York
December 3, 1997

================================================================================


                           THE  |  Meeting the challenge
                         ALGER  |  of investing
                          FUND  |





                             Alger Growth Portfolio

                      Alger Small Capitalization Portfolio

                            Alger Balanced Portfolio

                          Alger MidCap Growth Portfolio

                      Alger Capital Appreciation Portfolio

                          Alger Money Market Portfolio






                                  |
                          ANNUAL  |
                          REPORT  |   October 31, 1997
                                  |



================================================================================



The Alger Fund
75 Maiden Lane
New York, N.Y. 10038
(800) 992-3863
--------------------------------------------------------------------------------
Board of Trustees
Fred M. Alger, Chairman
David D. Alger
Arthur M. Dubow
Stephen E. O'Neil
Nathan E. Saint-Amand
John T. Sargent
--------------------------------------------------------------------------------
Investment Manager
Fred Alger Management, Inc.
75 Maiden Lane
New York, N.Y. 10038
--------------------------------------------------------------------------------
Distributor
Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, N.J. 07302
--------------------------------------------------------------------------------
Transfer Agent
Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, N.J. 07302
--------------------------------------------------------------------------------
Independent Public Accountants
Arthur Andersen LLP
1345 Avenue of the Americas
New York, N.Y. 10105
--------------------------------------------------------------------------------


This report is submitted for the general information of the shareholders of The Alger Fund. It is not authorized for distribution to prospective investors unless accompanied by an effective Prospectus for the Fund, which contains information concerning the Fund's investment policies, fees and expenses as well as other pertinent information.

REP 107